United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8042
(Investment Company Act File Number)

Federated Hermes Insurance Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-12-31

Date of Reporting Period: 2024-12-31

Item 1.	Reports to Stockholders

Federated Hermes Government Money Fund II

Service Shares

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Government Money Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$68	0.66%

Key Fund Statistics

  Net Assets$80,179,787
  Number of Investments62
  Total Advisory Fees Paid$92,599

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
56.2%
U.S Government Agency Securities
22.1%
U.S Treasury Securities
21.6%

Value	Value
U.S Treasury Securities	21.6%
U.S Government Agency Securities	22.1%
Repurchase Agreements	56.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.0%
91-180 Days	6.6%
31-90 Days	6.0%
8-30 Days	4.3%
1-7 Days	76.0%

Annual Shareholder Report

Federated Hermes Government Money Fund II

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Amendments”), the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%. Prior to this, effective October 2, 2023, pursuant to the Amendments, the Fund is not required to adopt a liquidity fee framework.

     Effective September 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.20% to 0.15% of the Fund’s average daily net assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916504

G00842-01-A (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Fund for U.S. Government Securities II

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities II (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Fund for U.S. Government Securities II	$80	0.80%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the blended index consisting of a 67%/33% blend of the Bloomberg US Mortgage Backed Securities Index and the Bloomberg US Government Bond Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.

Top Contributors to Performance

  Sector allocation was the largest positive contributor to performance relative to the Blended Index as an overweight allocation to residential mortgage-backed securities (MBS) which posted positive excess return, as well as exposure to commercial MBS and non-agency MBS, proved beneficial due to incremental income and tighter spreads.

  Security selection proved beneficial to performance relative to the Blended Index, attributable to a preference for MBS issued by Fannie Mae and Freddie Mac over Ginnie Mae securities, which lagged their conventional counterparts.

  Interest rate strategy was additive to relative performance as duration and yield curve positioning made small positive contributions.

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts positively contributed to Fund performance relative to the Blended index.

Top Detractors from Performance

  There were no material detractors from relative Fund performance.

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	Federated Hermes Fund for U.S. Government Securities II	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index	Bloomberg US Government Bond Index	Blended Index
12/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$10,052	$10,055	$10,151	$10,086	$10,130
12/31/2016	$10,213	$10,321	$10,321	$10,191	$10,279
12/31/2017	$10,410	$10,687	$10,576	$10,426	$10,527
12/31/2018	$10,457	$10,688	$10,681	$10,518	$10,628
12/31/2019	$11,074	$11,620	$11,359	$11,236	$11,321
12/31/2020	$11,651	$12,492	$11,799	$12,128	$11,911
12/31/2021	$11,413	$12,299	$11,676	$11,853	$11,739
12/31/2022	$9,981	$10,699	$10,297	$10,392	$10,334
12/31/2023	$10,399	$11,291	$10,817	$10,817	$10,823
12/31/2024	$10,459	$11,432	$10,946	$10,885	$10,933

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Federated Hermes Fund for U.S. Government Securities II	0.58%	(1.14%)	0.45%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74%)	0.91%
Bloomberg US Government Bond Index	0.62%	(0.63%)	0.85%
Blended Index	1.01%	(0.69%)	0.90%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$70,743,923
  Number of Investments173
  Portfolio Turnover22%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)13%
  Total Advisory Fees Paid$333,896

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities II

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.5%
Non-Agency Mortgage-Backed Securities	2.7%
Asset-Backed Securities	4.0%
U.S Government Agency Commerical Mortgage-Backed Securities	4.6%
U.S Government Agency Securities	7.4%
U.S Treasury Securities	10.4%
U.S Government Agency Mortgage-Backed Securities	68.9%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916207

G00846-01-A (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes High Income Bond Fund II

Primary Shares

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$86	0.83%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

  The Fund was positively impacted by strong security selection in the Insurance – P&C, Building Materials and Consumer Cyclical Services industry sectors.

  The Fund’s underweight allocation to the underperforming Wireless Telecommunications sector favorably impacted performance in the period.

  Specific Fund holdings that positively impacted performance relative to the Index included: Clydesdale Acquisition Holdings, SRS Distribution, Community Health Systems, Condor Merger Sub and Allied Universal Holdco.

Top Detractors from Performance

  The Fund’s underweight allocation to the outperforming Wirelines Telecommunications and Retailers industry sectors negatively impacted performance in the period. The Fund was also negatively impacted by its overweight allocation to the underperforming Packaging, Cable & Satellite and Automotive industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  The Fund was negatively impacted by security selection in the Media & Entertainment, Midstream and Pharmaceutical industry sectors.

  Specific Fund holdings that negatively impacted performance relative to the Index included: iHeartCommunications, Ardagh Packaging, CSC Holdings LLC, Enviva and CMG Media Corporation.

Annual Shareholder Report

Federated Hermes High Income Bond Fund II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	Primary Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper Variable Underlying High Yield Funds Average
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,743	$10,055	$9,557	$9,686
12/31/2016	$11,187	$10,321	$11,194	$10,975
12/31/2017	$11,963	$10,687	$12,033	$11,693
12/31/2018	$11,570	$10,688	$11,783	$11,396
12/31/2019	$13,252	$11,620	$13,470	$12,893
12/31/2020	$13,993	$12,492	$14,419	$13,552
12/31/2021	$14,671	$12,299	$15,178	$14,223
12/31/2022	$12,943	$10,699	$13,481	$12,882
12/31/2023	$14,589	$11,291	$15,293	$14,425
12/31/2024	$15,504	$11,432	$16,546	$15,519

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Primary Shares	6.27%	3.19%	4.48%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%
Lipper Variable Underlying High Yield Funds Average	7.58%	3.76%	4.48%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$118,651,525
  Number of Investments465
  Portfolio Turnover28%
  Total Advisory Fees Paid$672,278

Annual Shareholder Report

Federated Hermes High Income Bond Fund II

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Consumer Cyclical Services	3.7%
Building Materials	4.3%
Health Care	4.7%
Packaging	4.9%
Gaming	5.3%
Automotive	5.4%
Midstream	5.5%
Cable Satellite	5.7%
Insurance - P&C	9.0%
Technology	11.9%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916306

G00844-01-A (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes High Income Bond Fund II

Service Shares

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$111	1.08%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

  The Fund was positively impacted by strong security selection in the Insurance – P&C, Building Materials and Consumer Cyclical Services industry sectors.

  The Fund’s underweight allocation to the underperforming Wireless Telecommunications sector favorably impacted performance in the period.

  Specific Fund holdings that positively impacted performance relative to the Index included: Clydesdale Acquisition Holdings, SRS Distribution, Community Health Systems, Condor Merger Sub and Allied Universal Holdco.

Top Detractors from Performance

  The Fund’s underweight allocation to the outperforming Wirelines Telecommunications and Retailers industry sectors negatively impacted performance in the period. The Fund was also negatively impacted by its overweight allocation to the underperforming Packaging, Cable & Satellite and Automotive industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  The Fund was negatively impacted by security selection in the Media & Entertainment, Midstream and Pharmaceutical industry sectors.

  Specific Fund holdings that negatively impacted performance relative to the Index included: iHeartCommunications, Ardagh Packaging, CSC Holdings LLC, Enviva and CMG Media Corporation.

Annual Shareholder Report

Federated Hermes High Income Bond Fund II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper Variable Underlying High Yield Funds Average
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,728	$10,055	$9,557	$9,686
12/31/2016	$11,141	$10,321	$11,194	$10,975
12/31/2017	$11,872	$10,687	$12,033	$11,693
12/31/2018	$11,465	$10,688	$11,783	$11,396
12/31/2019	$13,085	$11,620	$13,470	$12,893
12/31/2020	$13,799	$12,492	$14,419	$13,552
12/31/2021	$14,412	$12,299	$15,178	$14,223
12/31/2022	$12,694	$10,699	$13,481	$12,882
12/31/2023	$14,277	$11,291	$15,293	$14,425
12/31/2024	$15,113	$11,432	$16,546	$15,519

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	5.85%	2.92%	4.22%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%
Lipper Variable Underlying High Yield Funds Average	7.58%	3.76%	4.48%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$118,651,525
  Number of Investments465
  Portfolio Turnover28%
  Total Advisory Fees Paid$672,278

Annual Shareholder Report

Federated Hermes High Income Bond Fund II

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Consumer Cyclical Services	3.7%
Building Materials	4.3%
Health Care	4.7%
Packaging	4.9%
Gaming	5.3%
Automotive	5.4%
Midstream	5.5%
Cable Satellite	5.7%
Insurance - P&C	9.0%
Technology	11.9%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916843

G00844-01-B (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund II

Primary Shares

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$169	1.56%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  By sector, allocation to the Industrials and Financials sectors positively affected Fund relative performance.

  Top individual Fund holdings that contributed positively to performance included Apollo Global, Blue Owl, Eaton Corp., Hamilton Lane, Quanta Services and Trane Technologies.

  The Consumer Staples sector also led to outperformance through positive stock selection during the reporting period.

Top Detractors from Performance

  The allocation to the Technology sector detracted from Fund relative performance. The Fund was underweight the sector during the reporting period as the Artificial Intelligence trend boosted sector returns.

  By sector, stock selection in Real Estate detracted from Fund relative performance.

  A top individual Fund holding that detracted from performance was New Fortress Energy, Inc.

Annual Shareholder Report

Federated Hermes Kaufmann Fund II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	Primary Shares	Russell 3000® Index	Morningstar US Insurance Mid-Cap Growth Funds Average	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$10,637	$10,048	$9,974	$9,980
12/31/2016	$11,027	$11,327	$10,448	$10,711
12/31/2017	$14,151	$13,721	$13,145	$13,418
12/31/2018	$14,694	$13,002	$12,614	$12,780
12/31/2019	$19,664	$17,035	$16,950	$17,314
12/31/2020	$25,326	$20,593	$23,485	$23,475
12/31/2021	$25,962	$25,877	$25,884	$26,463
12/31/2022	$18,150	$20,907	$17,709	$19,392
12/31/2023	$20,914	$26,334	$21,358	$24,408
12/31/2024	$24,480	$32,604	$24,917	$29,803

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Primary Shares	17.05%	4.48%	9.37%
Russell 3000®IndexFootnote Reference*	23.81%	13.86%	12.54%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Morningstar US Insurance Mid-Cap Growth Funds Average	16.68%	9.05%	10.14%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$138,680,218
  Number of Investments147
  Portfolio Turnover47%
  Total Advisory Fees Paid$1,716,741

Annual Shareholder Report

Federated Hermes Kaufmann Fund II

Fund Holdings

Top Sectors – Equity (% of Total Net Assets)

Value	Value
Energy	1.5%
Utilities	1.5%
Communication Services	1.7%
Consumer Staples	2.2%
Materials	3.0%
Real Estate	3.2%
Finanicals	9.6%
Consumer Discretionary	12.2%
Industrials	18.2%
Information Technology	22.3%
Health Care	24.6%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916827

28136-A (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund II

Service Shares

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$196	1.81%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  By sector, allocation to the Industrials and Financials sectors positively affected Fund relative performance.

  Top individual Fund holdings that contributed positively to performance included Apollo Global, Blue Owl, Eaton Corp., Hamilton Lane, Quanta Services and Trane Technologies.

  The Consumer Staples sector also led to outperformance through positive stock selection during the reporting period.

Top Detractors from Performance

  The allocation to the Technology sector detracted from Fund relative performance. The Fund was underweight the sector during the reporting period as the Artificial Intelligence trend boosted sector returns.

  By sector, stock selection in Real Estate detracted from Fund relative performance.

  A top individual Fund holding that detracted from performance was New Fortress Energy, Inc.

Annual Shareholder Report

Federated Hermes Kaufmann Fund II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	Service Shares	Russell 3000® Index	Morningstar US Insurance Mid-Cap Growth Funds Average	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$10,615	$10,048	$9,974	$9,980
12/31/2016	$10,978	$11,327	$10,448	$10,711
12/31/2017	$14,049	$13,721	$13,145	$13,418
12/31/2018	$14,551	$13,002	$12,614	$12,780
12/31/2019	$19,428	$17,035	$16,950	$17,314
12/31/2020	$24,962	$20,593	$23,485	$23,475
12/31/2021	$25,527	$25,877	$25,884	$26,463
12/31/2022	$17,803	$20,907	$17,709	$19,392
12/31/2023	$20,462	$26,334	$21,358	$24,408
12/31/2024	$23,879	$32,604	$24,917	$29,803

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	16.70%	4.21%	9.09%
Russell 3000®IndexFootnote Reference*	23.81%	13.86%	12.54%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Morningstar US Insurance Mid-Cap Growth Funds Average	16.68%	9.05%	10.14%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$138,680,218
  Number of Investments147
  Portfolio Turnover47%
  Total Advisory Fees Paid$1,716,741

Annual Shareholder Report

Federated Hermes Kaufmann Fund II

Fund Holdings

Top Sectors – Equity (% of Total Net Assets)

Value	Value
Energy	1.5%
Utilities	1.5%
Communication Services	1.7%
Consumer Staples	2.2%
Materials	3.0%
Real Estate	3.2%
Finanicals	9.6%
Consumer Discretionary	12.2%
Industrials	18.2%
Information Technology	22.3%
Health Care	24.6%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916777

28136-B (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Managed Volatility Fund II

Primary Shares

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$106	0.98%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the Bloomberg US Aggregate Bond Index and the Russell 1000 Value Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index (the “S&P 500”) which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to achieve high current income and moderate capital appreciation by investing in both equity and fixed-income securities that have high income potential.

Top Contributors to Performance

  The S&P 500 futures were the largest contributor to Fund relative performance. The Fund was long S&P 500 futures for the reporting period, over which the S&P 500 had a 25% total return.

  Equity security selection for each of the eleven sectors in the S&P 500 contributed positively to Fund relative performance. The sectors with the most positive impact were Industrials, Financials, Consumer Staples and Information Technology.

  Short interest rate futures positions (which gain when interest rates move higher) were used tactically during the reporting period and added to Fund relative performance, particularly in the fourth quarter of 2024.

  Yield curve positioning; sector allocation (overweight emerging markets, trade finance loans and high yield); security selection (investment-grade corporates and mortgage-backed securities); and duration management all contributed positively to Fund relative performance.

Top Detractors from Performance

  Equity put options negatively impacted Fund relative performance. The Fund’s long put option positions lost value as the equity market moved higher in the reporting period.

Annual Shareholder Report

Federated Hermes Managed Volatility Fund II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	Primary Shares	S&P 500 Index	Blended Index	Morningstar US Insurance Tactical Allocation Funds Average
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,244	$10,138	$9,899	$9,526
12/31/2016	$9,955	$11,351	$10,741	$10,222
12/31/2017	$11,758	$13,829	$11,550	$11,568
12/31/2018	$10,759	$13,223	$11,190	$10,873
12/31/2019	$12,936	$17,386	$12,963	$12,744
12/31/2020	$13,056	$20,585	$13,814	$13,725
12/31/2021	$15,473	$26,494	$15,010	$15,245
12/31/2022	$13,345	$21,696	$13,424	$12,933
12/31/2023	$14,503	$27,399	$14,497	$14,545
12/31/2024	$16,760	$34,254	$15,433	$16,213

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Primary Shares	15.56%	5.32%	5.30%
S&P 500 IndexFootnote Reference*	25.02%	14.52%	13.10%
Blended Index	6.46%	3.55%	4.43%
Morningstar US Insurance Tactical Allocation Funds Average	10.72%	4.81%	4.90%
Footnote	Description
Footnote*	The Fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$186,920,910
  Number of Investments662
  Portfolio Turnover69%
  Total Advisory Fees Paid$1,165,474

Annual Shareholder Report

Federated Hermes Managed Volatility Fund II

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Purchased Put Options	0.1%
Foreign Governments/Agencies	0.1%
Bank Loan Core Fund	0.3%
Emerging Markets Core Fund	1.4%
Federated Hermes High Income Bond Fund II, Class P	1.7%
International Equity Securities	2.8%
Project and Trade Finance Core Fund	3.2%
Cash Equivalents	5.9%
Domestic Equity Securities	37.2%
Domestic Fixed-Income Securities	48.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	4.2%
Communication Services	4.3%
Real Estate	4.4%
Utilities	4.5%
Energy	6.0%
Consumer Discretionary	6.1%
Consumer Staples	7.9%
Information Technology	9.9%
Health Care	15.1%
Industrials	15.2%
Financials	22.4%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 2024, Brian Smalley joined the portfolio management team as a portfolio manager of the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916108

G00845-01-A (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Managed Volatility Fund II

Service Shares

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$132	1.23%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the Bloomberg US Aggregate Bond Index and the Russell 1000 Value Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index (the “S&P 500”) which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to achieve high current income and moderate capital appreciation by investing in both equity and fixed-income securities that have high income potential.

Top Contributors to Performance

  The S&P 500 futures were the largest contributor to Fund relative performance. The Fund was long S&P 500 futures for the reporting period, over which the S&P 500 had a 25% total return.

  Equity security selection for each of the eleven sectors in the S&P 500 contributed positively to Fund relative performance. The sectors with the most positive impact were Industrials, Financials, Consumer Staples and Information Technology.

  Short interest rate futures positions (which gain when interest rates move higher) were used tactically during the reporting period and added to Fund relative performance, particularly in the fourth quarter of 2024.

  Yield curve positioning; sector allocation (overweight emerging markets, trade finance loans and high yield); security selection (investment-grade corporates and mortgage-backed securities); and duration management all contributed positively to Fund relative performance.

Top Detractors from Performance

  Equity put options negatively impacted Fund relative performance. The Fund’s long put option positions lost value as the equity market moved higher in the reporting period.

Annual Shareholder Report

Federated Hermes Managed Volatility Fund II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	Service Shares	S&P 500 Index	Blended Index	Morningstar US Insurance Tactical Allocation Funds Average
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,244	$10,138	$9,899	$9,526
12/31/2016	$9,955	$11,351	$10,741	$10,222
12/31/2017	$11,758	$13,829	$11,550	$11,568
12/31/2018	$10,748	$13,223	$11,190	$10,873
12/31/2019	$12,889	$17,386	$12,963	$12,744
12/31/2020	$12,980	$20,585	$13,814	$13,725
12/31/2021	$15,349	$26,494	$15,010	$15,245
12/31/2022	$13,201	$21,696	$13,424	$12,933
12/31/2023	$14,301	$27,399	$14,497	$14,545
12/31/2024	$16,504	$34,254	$15,433	$16,213

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	15.41%	5.07%	5.14%
S&P 500 IndexFootnote Reference*	25.02%	14.52%	13.10%
Blended Index	6.46%	3.55%	4.43%
Morningstar US Insurance Tactical Allocation Funds Average	10.72%	4.81%	4.90%
Footnote	Description
Footnote*	The Fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$186,920,910
  Number of Investments662
  Portfolio Turnover69%
  Total Advisory Fees Paid$1,165,474

Annual Shareholder Report

Federated Hermes Managed Volatility Fund II

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Purchased Put Options	0.1%
Foreign Governments/Agencies	0.1%
Bank Loan Core Fund	0.3%
Emerging Markets Core Fund	1.4%
Federated Hermes High Income Bond Fund II, Class P	1.7%
International Equity Securities	2.8%
Project and Trade Finance Core Fund	3.2%
Cash Equivalents	5.9%
Domestic Equity Securities	37.2%
Domestic Fixed-Income Securities	48.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	4.2%
Communication Services	4.3%
Real Estate	4.4%
Utilities	4.5%
Energy	6.0%
Consumer Discretionary	6.1%
Consumer Staples	7.9%
Information Technology	9.9%
Health Care	15.1%
Industrials	15.2%
Financials	22.4%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 2024, Brian Smalley joined the portfolio management team as a portfolio manager of the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916744

G00845-01-B (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Quality Bond Fund II

Primary Shares

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$78	0.77%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Individual security positioning in the Fund relative to the Index resulted in security selection outperformance. Security selection was the largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the most positive contribution to relative Fund performance were Synovus Financial, Textron, Inter-American Development Bank and Piedmont Office Realty Trust. Top performing positions relative to the Index included both over-and underweighted securities.

  Duration management contributed to relative Fund performance. The Fund’s average duration for the period was 101% of Index duration. From the beginning to the end of the period interest rates rose; however, active management between slightly long, slightly short and neutral positions relative to the Index throughout the period resulted in an overall positive contribution.

  Underweight positions in Sovereign and Supranational sectors of the Index contributed to positive performance relative to the Index.

Top Detractors from Performance

  The Fund’s positioning along the yield curve was a small detractor from relative performance during the period.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a detractor from relative performance.

Annual Shareholder Report

Federated Hermes Quality Bond Fund II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	Primary Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Credit Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,976	$10,055	$10,090
12/31/2016	$10,357	$10,321	$10,461
12/31/2017	$10,775	$10,687	$10,845
12/31/2018	$10,711	$10,688	$10,846
12/31/2019	$11,723	$11,620	$11,879
12/31/2020	$12,674	$12,492	$12,721
12/31/2021	$12,498	$12,299	$12,590
12/31/2022	$11,338	$10,699	$11,445
12/31/2023	$12,034	$11,291	$12,238
12/31/2024	$12,502	$11,432	$12,729

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Primary Shares	3.89%	1.30%	2.26%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Intermediate Credit Index	4.01%	1.39%	2.44%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$138,535,057
  Number of Investments374
  Portfolio Turnover21%
  Total Advisory Fees Paid$742,409

Annual Shareholder Report

Federated Hermes Quality Bond Fund II

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Securities Lending Collateral	1.4%
Repurchase Agreements	1.4%
Corporate Bonds	98.4%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916884

G00433-14-A (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Quality Bond Fund II

Service Shares

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Insurance Series

This annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$104	1.02%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Individual security positioning in the Fund relative to the Index resulted in security selection outperformance. Security selection was the largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the most positive contribution to relative Fund performance were Synovus Financial, Textron, Inter-American Development Bank and Piedmont Office Realty Trust. Top performing positions relative to the Index included both over-and underweighted securities.

  Duration management contributed to relative Fund performance. The Fund’s average duration for the period was 101% of Index duration. From the beginning to the end of the period interest rates rose; however, active management between slightly long, slightly short and neutral positions relative to the Index throughout the period resulted in an overall positive contribution.

  Underweight positions in Sovereign and Supranational sectors of the Index contributed to positive performance relative to the Index.

Top Detractors from Performance

  The Fund’s positioning along the yield curve was a small detractor from relative performance during the period.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a detractor from relative performance.

Annual Shareholder Report

Federated Hermes Quality Bond Fund II

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Credit Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,956	$10,055	$10,090
12/31/2016	$10,308	$10,321	$10,461
12/31/2017	$10,694	$10,687	$10,845
12/31/2018	$10,610	$10,688	$10,846
12/31/2019	$11,583	$11,620	$11,879
12/31/2020	$12,494	$12,492	$12,721
12/31/2021	$12,286	$12,299	$12,590
12/31/2022	$11,124	$10,699	$11,445
12/31/2023	$11,775	$11,291	$12,238
12/31/2024	$12,201	$11,432	$12,729

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	3.62%	1.04%	2.01%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Intermediate Credit Index	4.01%	1.39%	2.44%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$138,535,057
  Number of Investments374
  Portfolio Turnover21%
  Total Advisory Fees Paid$742,409

Annual Shareholder Report

Federated Hermes Quality Bond Fund II

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Securities Lending Collateral	1.4%
Repurchase Agreements	1.4%
Corporate Bonds	98.4%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916785

G00433-14-B (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $208,934

Fiscal year ended 2023 - $199,938

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $4,682

Fiscal year ended 2023 - $57,553

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
December 31, 2024

Share Class	Service

Federated Hermes Government Money Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2024
Principal Amount			Value
		GOVERNMENT AGENCIES—22.1%
$ 100,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.435% (SOFR +0.065%), 1/1/2025	$ 100,000
150,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.455% (SOFR +0.085%), 1/1/2025	149,994
125,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.460% (SOFR +0.090%), 1/1/2025	125,000
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.470% (SOFR +0.100%), 1/1/2025	100,000
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.475% (SOFR +0.105%), 1/1/2025	300,000
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.480% (SOFR +0.110%), 1/1/2025	300,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.490% (SOFR +0.120%), 1/1/2025	250,000
175,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.495% (SOFR +0.125%), 1/1/2025	175,000
550,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.500% (SOFR +0.130%), 1/1/2025	550,000
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.505% (SOFR +0.135%), 1/1/2025	200,000
150,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.510% (SOFR +0.140%), 1/1/2025	150,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.515% (SOFR +0.145%), 1/1/2025	250,000
650,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.520% (SOFR +0.150%), 1/1/2025	650,000
125,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.525% (SOFR +0.155%), 1/1/2025	125,000
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.530% (SOFR +0.160%), 1/1/2025	200,000
550,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.535% (SOFR +0.165%), 1/1/2025	549,984
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.540% (SOFR +0.170%), 1/1/2025	100,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.545% (SOFR +0.175%), 1/1/2025	250,000
1,842,000	[2]	Federal Home Loan Bank System Discount Notes, 4.330% - 4.960%, 1/22/2025 - 4/3/2025	1,828,754
150,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.380% (SOFR +0.010%), 1/1/2025	150,000
2,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.385% (SOFR +0.015%), 1/1/2025	2,750,000
950,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.390% (SOFR +0.020%), 1/1/2025	950,000
550,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.400% (SOFR +0.030%), 1/1/2025	550,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.410% (SOFR +0.040%), 1/1/2025	250,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.435% (SOFR +0.065%), 1/1/2025	500,000
100,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.470% (SOFR +0.100%), 1/1/2025	100,000
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.495% (SOFR +0.125%), 1/1/2025	200,000
100,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.505% (SOFR +0.135%), 1/1/2025	100,000
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.515% (SOFR +0.145%), 1/1/2025	200,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.525% (SOFR +0.155%), 1/1/2025	250,010
400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.530% (SOFR +0.160%), 1/1/2025	400,000
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.570% (SOFR +0.200%), 1/1/2025	200,000
4,350,000		Federal Home Loan Bank System, 4.250% - 5.305%, 3/13/2025 - 1/14/2026	4,348,750
150,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.510% (SOFR +0.140%), 1/1/2025	150,000
300,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.510% (SOFR +0.140%), 1/1/2025	300,000
		TOTAL GOVERNMENT AGENCIES	17,752,492
		U.S. TREASURIES—21.6%
	[2]	U.S. Treasury Bills—15.7%
400,000		United States Treasury Bill, 4.070%, 12/26/2025	383,765
400,000		United States Treasury Bill, 4.305%, 6/5/2025	392,586
300,000		United States Treasury Bill, 4.390%, 4/1/2025	296,708
750,000		United States Treasury Bill, 4.430%, 3/4/2025	744,278
650,000		United States Treasury Bill, 4.515%, 1/16/2025	648,777
300,000		United States Treasury Bill, 4.695%, 2/20/2025	298,044
200,000		United States Treasury Bill, 4.755%, 2/6/2025	199,049
150,000		United States Treasury Bill, 4.810%, 3/20/2025	148,437
400,000		United States Treasury Bill, 4.935%, 5/15/2025	392,652
300,000		United States Treasury Bills, 4.050% - 4.070%, 10/2/2025	290,737
900,000		United States Treasury Bills, 4.050% - 4.190%, 11/28/2025	865,971
900,000		United States Treasury Bills, 4.100% - 4.150%, 10/30/2025	868,919
1,400,000		United States Treasury Bills, 4.200% - 4.915%, 6/12/2025	1,370,323
Annual Financial Statements and Additional Information
1

Principal Amount			Value
		U.S. TREASURIES—continued
	[2]	U.S. Treasury Bills—continued
$ 1,200,000		United States Treasury Bills, 4.265% - 4.445%, 2/25/2025	$ 1,191,906
1,400,000		United States Treasury Bills, 4.270% - 4.915%, 4/17/2025	1,380,848
950,000		United States Treasury Bills, 4.300% - 5.090%, 3/13/2025	941,636
950,000		United States Treasury Bills, 4.490% - 4.930%, 1/30/2025	946,475
1,200,000		United States Treasury Bills, 4.510% - 4.990%, 1/23/2025	1,196,566
		TOTAL	12,557,677
		U.S. Treasury Notes—5.9%
1,200,000	[1]	United States Treasury Floating Rate Notes, 4.400% (91-day T-Bill +0.125%), 1/7/2025	1,199,780
850,000	[1]	United States Treasury Floating Rate Notes, 4.444% (91-day T-Bill +0.169%), 1/7/2025	850,031
750,000	[1]	United States Treasury Floating Rate Notes, 4.445% (91-day T-Bill +0.170%), 1/7/2025	749,648
1,050,000	[1]	United States Treasury Floating Rate Notes, 4.475% (91-day T-Bill +0.200%), 1/7/2025	1,050,011
500,000	[1]	United States Treasury Floating Rate Notes, 4.480% (91-day T-Bill +0.205%), 1/7/2025	500,560
400,000		United States Treasury Note, 0.250%, 6/30/2025	390,654
		TOTAL	4,740,684
		TOTAL U.S. TREASURIES	17,298,361
		REPURCHASE AGREEMENTS—56.2%
18,000,000		Interest in $250,000,000 joint repurchase agreement 4.52%, dated 12/31/2024 under which ABN Amro Bank NV will repurchase securities provided as collateral for $250,062,778 on 1/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2054 and the market value of those underlying securities was $256,014,412.	18,000,000
9,025,000		Interest in $2,750,000,000 joint repurchase agreement 4.46%, dated 12/31/2024 under which Bank of Nova Scotia will repurchase securities provided as collateral for $2,750,681,389 on 1/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2055 and the market value of those underlying securities was $2,806,026,431.	9,025,000
18,000,000		Interest in $1,750,000,000 joint repurchase agreement 4.46%, dated 12/31/2024 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,750,433,611 on 1/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2054 and the market value of those underlying securities was $1,785,442,283.	18,000,000
		TOTAL REPURCHASE AGREEMENTS	45,025,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[3]	80,075,853
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	103,934
		TOTAL NET ASSETS—100%	$80,179,787

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of December 31, 2024, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
2

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[1]	0.046	0.044	0.011	0.000[2]	0.002
Net realized gain (loss)	0.000[2]	—	0.001	(0.000)[2]	0.000[2]
Total From Investment Operations	0.046	0.044	0.012	0.000[2]	0.002
Less Distributions:
Distributions from net investment income	(0.046)	(0.044)	(0.012)	(0.000)[2]	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.67%	4.52%	1.16%	0.00%[4]	0.20%
Ratios to Average Net Assets:
Net expenses[5]	0.66%	0.63%	0.48%	0.07%	0.31%
Net investment income	4.58%	4.43%	1.14%	0.00%[4]	0.18%
Expense waiver/reimbursement[6]	0.07%	0.08%	0.24%	0.66%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$80,180	$80,914	$80,514	$81,245	$90,591

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
3

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in repurchase agreements	$45,025,000
Investment in securities	35,050,853
Total investment in securities, at amortized cost and fair value	80,075,853
Income receivable	147,227
Receivable for shares sold	20,853
Total Assets	80,243,933
Liabilities:
Payable for shares redeemed	19,396
Payable for investment adviser fee (Note 5)	230
Payable for administrative fee (Note 5)	169
Payable for custodian fees	6,106
Payable for legal fees	7,457
Payable for portfolio accounting fees	11,076
Payable for other service fees (Notes 2 and 5)	16,941
Accrued expenses (Note 5)	2,771
Total Liabilities	64,146
Net assets for 80,179,856 shares outstanding	$80,179,787
Net Assets Consist of:
Paid-in capital	$80,179,405
Total distributable earnings (loss)	382
Total Net Assets	$80,179,787
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Service Shares:
$80,179,787 ÷ 80,179,856 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Interest	$4,206,688
Expenses:
Investment adviser fee (Note 5)	147,261
Administrative fee (Note 5)	63,926
Custodian fees	11,798
Transfer agent fees	3,706
Directors’/Trustees’ fees (Note 5)	1,354
Auditing fees	37,980
Legal fees	10,843
Portfolio accounting fees	56,763
Other service fees (Notes 2 and 5)	199,444
Printing and postage	25,289
Miscellaneous (Note 5)	24,699
TOTAL EXPENSES	583,063
Waiver of investment adviser fee (Note 5)	(54,662)
Net expenses	528,401
Net investment income	3,678,287
Net realized gain on investments	299
Change in net assets resulting from operations	$3,678,586
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,678,287	$3,527,941
Net realized gain (loss)	299	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,678,586	3,527,941
Distributions to Shareholders:
Service Shares	(3,678,232)	(3,528,028)
Share Transactions:
Proceeds from sale of shares	25,020,261	23,706,322
Net asset value of shares issued to shareholders in payment of distributions declared	3,678,229	3,527,943
Cost of shares redeemed	(29,433,254)	(26,834,067)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(734,764)	400,198
Change in net assets	(734,410)	400,111
Net Assets:
Beginning of period	80,914,197	80,514,086
End of period	$80,179,787	$80,914,197
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Service Shares. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $54,662 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees.
For the year ended December 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$199,444
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2024	Year Ended 12/31/2023
Shares sold	25,020,261	23,706,322
Shares issued to shareholders in payment of distributions declared	3,678,229	3,527,943
Shares redeemed	(29,433,254)	(26,834,067)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(734,764)	400,198
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income[1]	$3,678,232	$3,528,028

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$382
TOTAL	$382

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to September 1, 2024, the Fund’s gross investment advisory fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2024, the Adviser voluntarily waived $54,662 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2024, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.63% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
7. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
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8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2024, 99.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Annual Financial Statements and Additional Information
10

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and the Shareholders of Federated Hermes Government Money Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Money Fund II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 14, 2025
Annual Financial Statements and Additional Information
11

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Insurance Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	139,361,429.008	3,866,280.559	0	N/A
Thomas R. Donahue	139,344,114.425	3,883,595.142	0	N/A
John G. Carson	138,967,757.649	4,259,951.918	0	N/A
G. Thomas Hough	139,026,471.524	4,201,238.043	0	N/A
Karen L. Larrimer	139,433,137.343	3,794,572.224	0	N/A
Max F. Miller	139,235,231.029	3,992,478.538	0	N/A
Frank J. Nasta	139,362,952.280	3,864,757.287	0	N/A
Thomas M. O’Neill	139,014,405.845	4,213,303.722	0	N/A
Madelyn A. Reilly	139,382,797.166	3,844,912.401	0	N/A
John S. Walsh	139,312,383.263	3,915,326.304	0	N/A
Annual Financial Statements and Additional Information
12

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Government Money Fund II (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
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considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2023. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
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The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
16

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
17

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Money Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916504
G00842-01 (2/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
December 31, 2024

Share Class	Primary	Service

Federated Hermes High Income Bond Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2024
Principal Amount or Shares		Value
	CORPORATE BONDS—95.8%
	Aerospace/Defense—1.7%
$ 125,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 123,917
200,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	200,694
375,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	378,854
100,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	100,997
500,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	507,792
775,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	762,177
	TOTAL	2,074,431
	Airlines—0.1%
112,500	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	112,225
	Automotive—5.4%
550,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	542,307
125,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	127,883
75,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	75,948
1,325,000	Clarios Global LP / Clarios US Finance Co., Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,329,500
100,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	91,829
625,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	506,927
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	492,379
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	180,297
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	266,025
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	196,014
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	292,474
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	199,931
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	206,750
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	198,516
275,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	277,204
375,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	362,526
425,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	447,898
275,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	236,683
175,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	168,478
175,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	171,971
	TOTAL	6,371,540
	Building Materials—4.3%
275,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	263,728
25,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	22,700
75,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	76,163
100,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	95,934
325,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	286,195
775,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	684,158
350,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	330,420
525,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	516,198
250,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	252,035
425,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	427,257
100,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	94,708
375,000	Patrick Industries, Inc., Sec. Fac. Bond, 144A, 6.375%, 11/1/2032	363,282
375,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	321,836
750,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	734,571
200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	200,492
Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 475,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	$ 472,156
	TOTAL	5,141,833
	Cable Satellite—5.7%
125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	109,093
250,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	203,111
225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	189,567
900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	822,889
750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	723,554
275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	263,252
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	158,872
425,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	306,879
300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	216,380
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	104,726
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	114,003
400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	337,322
50,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	35,844
375,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	241,740
75,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	72,109
175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	146,655
150,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	138,369
300,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	262,181
125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	119,993
625,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	567,669
450,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	438,171
300,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	254,298
200,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	172,967
250,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	215,267
375,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	332,328
200,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	180,474
	TOTAL	6,727,713
	Chemicals—2.3%
150,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	128,450
150,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	147,150
150,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	155,413
200,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	203,745
300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	284,807
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	165,357
375,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	346,445
145,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	146,957
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	187,068
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	212,453
350,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	334,717
200,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	175,458
75,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	76,940
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	184,167
	TOTAL	2,749,127
	Construction Machinery—0.5%
175,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	160,133
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	153,421
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	68,403
Annual Financial Statements and Additional Information
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$ 138,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	$ 137,548
75,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	75,721
	TOTAL	595,226
	Consumer Cyclical Services—3.7%
125,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	127,916
725,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	661,368
300,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	302,387
275,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	273,698
425,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	405,144
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	121,516
325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	308,465
775,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	789,795
325,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	319,525
450,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	400,429
275,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	266,201
275,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	278,923
175,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	176,488
	TOTAL	4,431,855
	Consumer Products—2.1%
800,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	798,083
300,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	306,774
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	184,622
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	146,949
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	348,659
300,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	286,144
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	276,228
125,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	109,836
	TOTAL	2,457,295
	Diversified Manufacturing—1.5%
750,000	Emrld Borrower LP / Emerald Co-Issuer, Inc., Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	751,937
525,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	534,696
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	126,827
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	178,084
200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	203,522
	TOTAL	1,795,066
	Finance Companies—2.4%
525,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	550,806
25,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	25,742
25,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	25,907
150,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	159,136
75,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	73,566
225,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	212,640
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	100,170
175,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	177,336
400,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	379,806
100,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	90,632
225,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	196,183
250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	208,447
125,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	124,474
175,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	168,738
Annual Financial Statements and Additional Information
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 225,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	$ 222,417
125,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	124,347
	TOTAL	2,840,347
	Food & Beverage—1.9%
200,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	199,685
350,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	359,059
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	185,791
150,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	148,887
125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	125,150
225,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	220,807
125,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	124,217
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	193,743
100,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	97,664
150,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	141,202
475,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	455,375
50,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	48,715
	TOTAL	2,300,295
	Gaming—5.3%
125,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	93,948
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	266,384
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	92,584
425,000	Caesars Entertainment Corp., 144A, 6.000%, 10/15/2032	410,171
50,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	50,964
150,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	150,799
75,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	70,280
175,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	175,477
300,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	294,637
200,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	202,413
161,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	162,742
225,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	229,884
125,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	128,839
225,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	224,891
300,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	299,230
575,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	542,484
650,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	647,380
325,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	335,718
200,000	Penn Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	179,544
150,000	Penn Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	147,785
350,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	335,228
75,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	74,603
475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	451,057
250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	224,160
50,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	47,151
150,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	156,317
275,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	271,047
	TOTAL	6,265,717
	Health Care—4.7%
175,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	170,150
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	205,897
550,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	525,439
Annual Financial Statements and Additional Information
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 75,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	$ 51,535
300,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	226,945
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	144,125
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	44,825
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	102,783
100,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	102,221
300,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	296,219
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	203,710
100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	87,783
225,000	Medline Borrower LP, Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	208,554
1,150,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	1,110,916
250,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	252,949
200,000	Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	215,506
300,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	289,157
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	48,497
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	47,681
125,000	Tenet Healthcare Corp., 4.250%, 6/1/2029	117,464
300,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	294,073
100,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	100,000
250,000	Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	252,755
50,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	49,668
400,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	399,616
25,000	Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	23,948
	TOTAL	5,572,416
	Health Insurance—0.6%
250,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	242,362
275,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	260,300
250,000	Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	247,313
	TOTAL	749,975
	Independent Energy—3.5%
300,000	Aethon United LP BR/Aethon United Finance, 144A, 7.500%, 10/1/2029	307,094
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	72,521
13,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	13,317
125,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	121,857
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	74,622
200,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	204,325
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	91,042
50,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	50,023
100,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	104,816
150,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	156,568
225,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	233,959
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	463,520
125,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	121,639
125,000	Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	116,435
50,000	Expand Energy Corp., Sr. Unsecd. Note, 5.375%, 3/15/2030	48,927
100,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	97,162
250,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	247,594
111,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	111,417
50,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	51,195
150,000	Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	148,186
Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 125,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	$ 124,345
75,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	74,849
200,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	206,066
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	70,436
250,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	233,681
200,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	206,657
125,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	124,343
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	49,986
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	100,058
125,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	123,856
	TOTAL	4,150,496
	Industrial - Other—1.5%
350,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	350,210
25,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	23,687
850,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	803,534
625,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	641,163
	TOTAL	1,818,594
	Insurance - P&C—9.0%
325,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	334,999
150,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	144,454
200,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	193,119
200,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	202,091
425,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	427,125
150,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	148,911
275,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	276,858
650,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	613,355
200,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	206,166
950,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	988,055
275,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	278,347
400,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	430,860
450,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	459,773
1,125,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	1,094,166
600,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	615,492
425,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	412,582
800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	813,022
300,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	317,042
625,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	676,784
675,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	682,482
75,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	70,504
375,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	371,289
900,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	931,911
	TOTAL	10,689,387
	Leisure—2.1%
50,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	52,049
150,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	149,760
125,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	131,806
375,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	374,767
50,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	52,542
150,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	150,594
225,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	224,628
Annual Financial Statements and Additional Information
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$ 25,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	$ 24,862
125,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	124,968
100,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	98,431
200,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	202,550
400,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	408,961
525,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	501,446
	TOTAL	2,497,364
	Lodging—0.9%
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	86,942
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	74,826
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	100,050
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	73,851
175,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	167,972
175,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	176,026
75,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	77,388
200,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	190,908
175,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	175,793
	TOTAL	1,123,756
	Media Entertainment—2.4%
150,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	80,164
275,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	150,234
100,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	96,160
100,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	88,109
225,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	210,042
25,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	26,153
50,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	46,548
325,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	300,577
150,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	137,063
850,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	810,296
125,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	117,046
250,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	224,059
175,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	167,638
200,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	203,865
150,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	138,337
	TOTAL	2,796,291
	Metals & Mining—0.8%
225,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	210,057
125,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	122,387
75,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	74,281
200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	196,672
300,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	287,634
	TOTAL	891,031
	Midstream—5.5%
475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	462,913
275,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	273,906
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	397,124
75,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	76,679
100,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	102,830
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	115,673
100,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	86,800
Annual Financial Statements and Additional Information
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	$ 121,107
175,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	171,327
450,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	412,200
125,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	130,843
275,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	251,114
70,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	66,741
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	305,867
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	75,302
375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	380,120
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	76,534
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	92,613
275,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	267,676
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	97,159
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	101,062
275,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	271,750
350,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	352,408
250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	251,421
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	448,130
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	156,770
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	74,234
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	75,591
575,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	577,176
200,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	196,351
25,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	24,918
	TOTAL	6,494,339
	Oil Field Services—2.0%
200,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	199,059
700,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	704,291
175,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	178,674
125,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	115,867
75,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	76,341
125,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	124,969
150,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	139,438
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	99,213
120,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	120,494
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	426,689
225,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	229,185
	TOTAL	2,414,220
	Packaging—4.9%
307,878	ARD Finance SA, Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	44,644
900,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	774,129
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	114,537
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	114,537
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	235,575
75,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	63,726
100,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	100,850
100,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	102,364
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	224,854
175,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	176,403
875,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	888,610
Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 175,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	$ 173,233
325,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	330,254
75,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	66,922
194,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	194,069
375,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	365,426
200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	191,481
275,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	275,755
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	96,716
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	100,413
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	103,205
1,025,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	1,024,583
	TOTAL	5,762,286
	Paper—0.4%
200,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	189,101
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	137,558
25,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	22,605
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	122,615
	TOTAL	471,879
	Pharmaceuticals—1.4%
75,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	68,146
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	44,665
275,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	150,121
300,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	160,785
50,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	31,836
650,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	598,028
625,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	562,362
	TOTAL	1,615,943
	Restaurant—1.7%
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	206,393
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	895,243
150,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	143,412
125,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	125,561
75,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 5.625%, 9/15/2029	73,970
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	73,990
375,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	346,893
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	72,715
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	71,790
	TOTAL	2,009,967
	Retailers—2.4%
325,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	323,548
275,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	256,305
325,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	296,827
300,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	297,168
250,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	224,738
325,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	326,462
75,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	69,133
175,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	163,640
425,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	441,360
275,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	275,845
75,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	78,080
Annual Financial Statements and Additional Information
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$ 100,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	$ 99,241
	TOTAL	2,852,347
	Supermarkets—0.5%
425,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	387,220
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	74,752
150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	152,108
	TOTAL	614,080
	Technology—11.9%
300,000	Amentum Escrow Corp., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	302,615
1,025,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	975,119
275,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	285,003
100,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	78,150
25,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	25,485
500,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	494,712
50,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	46,166
650,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	606,646
450,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	442,255
100,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	103,200
600,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	609,926
500,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	477,619
250,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	248,193
450,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	417,610
100,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	100,292
75,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	71,878
550,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	546,015
375,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	382,845
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	91,359
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	24,379
325,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	305,046
275,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	276,900
200,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	199,333
450,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	460,130
1,025,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	996,804
250,000	NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	271,061
275,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	264,742
59,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	56,508
25,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	25,857
275,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	259,290
75,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	68,084
275,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	244,108
200,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	207,556
600,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	565,680
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	72,231
125,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	133,784
456,125	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	514,648
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	183,713
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	195,878
75,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	65,650
200,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	200,699
750,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	743,450
Annual Financial Statements and Additional Information
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 125,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	$ 126,214
200,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	182,460
275,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	255,441
350,000		UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	355,463
250,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	226,692
125,000		Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	126,915
175,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	157,836
		TOTAL	14,071,640
		Transportation Services—0.3%
300,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	309,525
		Utility - Electric—2.4%
300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	287,976
22,000		Calpine Corp., 144A, 5.250%, 6/1/2026	21,987
200,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	178,899
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	23,621
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	23,527
175,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	169,858
225,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	230,383
39,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	34,087
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	243,008
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	46,261
475,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	458,018
275,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	287,003
175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	174,592
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	399,600
250,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	262,499
		TOTAL	2,841,319
		TOTAL CORPORATE BONDS (IDENTIFIED COST $117,425,382)	113,609,525
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
1,050	[1,2]	Audacy Capital Corp. (IDENTIFIED COST $714,852)	22,743
		WARRANTS—0.0%
		Media Entertainment—0.0%
1,271	[1,2]	Audacy Capital Corp., Warrants 9/30/2028	13
211	[1,2]	Audacy Capital Corp., Warrants 9/30/2028	2
		TOTAL WARRANTS (IDENTIFIED COST $429)	15
		REPURCHASE AGREEMENT—2.7%
$3,205,000		Interest in $923,000,000 joint repurchase agreement 4.46%, dated 12/31/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $923,228,699 on 1/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $941,693,273. (IDENTIFIED COST $3,205,000)	3,205,000
		TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $121,345,663)[3]	116,837,283
		OTHER ASSETS AND LIABILITIES - NET—1.5%[4]	1,814,242
		TOTAL NET ASSETS—100%	$118,651,525
Annual Financial Statements and Additional Information
11

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

2	Non-income-producing security.
3	The cost of investments for federal tax purposes amounts to $121,338,304.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$113,609,525	$—	$113,609,525
Warrants	—	—	15	15
Equity Security:
Common Stocks
Domestic	—	—	22,743	22,743
Repurchase Agreement	—	3,205,000	—	3,205,000
TOTAL SECURITIES	$—	$116,814,525	$22,758	$116,837,283

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.66	$5.34	$6.39	$6.41	$6.53
Income From Investment Operations:
Net investment income (loss)[1]	0.31	0.30	0.29	0.28	0.30
Net realized and unrealized gain (loss)	0.03	0.34	(1.02)	0.02	(0.05)
Total From Investment Operations	0.34	0.64	(0.73)	0.30	0.25
Less Distributions:
Distributions from net investment income	(0.32)	(0.32)	(0.32)	(0.32)	(0.37)
Net Asset Value, End of Period	$5.68	$5.66	$5.34	$6.39	$6.41
Total Return[2]	6.27%	12.71%	(11.78)%	4.85%	5.59%
Ratios to Average Net Assets:
Net expenses[3]	0.83%	0.81%	0.81%	0.81%	0.81%
Net investment income	5.53%	5.69%	5.15%	4.42%	4.95%
Expense waiver/reimbursement[4]	0.04%	0.06%	0.05%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,370	$72,987	$68,740	$103,152	$109,888
Portfolio turnover[5]	28%	16%	13%	39%	36%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.63	$5.31	$6.35	$6.38	$6.49
Income From Investment Operations:
Net investment income (loss)[1]	0.29	0.29	0.27	0.26	0.28
Net realized and unrealized gain (loss)	0.02	0.34	(1.00)	0.01	(0.03)
Total From Investment Operations	0.31	0.63	(0.73)	0.27	0.25
Less Distributions:
Distributions from net investment income	(0.30)	(0.31)	(0.31)	(0.30)	(0.36)
Net Asset Value, End of Period	$5.64	$5.63	$5.31	$6.35	$6.38
Total Return[2]	5.85%	12.47%	(11.92)%	4.44%	5.46%
Ratios to Average Net Assets:
Net expenses[3]	1.08%	1.06%	1.06%	1.06%	1.06%
Net investment income	5.27%	5.44%	4.92%	4.16%	4.70%
Expense waiver/reimbursement[4]	0.04%	0.06%	0.05%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,281	$50,747	$47,172	$57,578	$50,322
Portfolio turnover[5]	28%	16%	13%	39%	36%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in securities, at value (identified cost $121,345,663)	$116,837,283
Cash	5,339
Income receivable	1,865,516
Receivable for shares sold	13,615
Total Assets	118,721,753
Liabilities:
Payable for shares redeemed	13,404
Payable for investment adviser fee (Note 5)	1,829
Payable for administrative fee (Note 5)	251
Payable for custodian fees	6,874
Payable for legal fees	7,457
Payable for transfer agent fees	2,861
Payable for portfolio accounting fees	25,407
Payable for distribution services fee (Note 5)	10,752
Accrued expenses (Note 5)	1,393
Total Liabilities	70,228
Net assets for 20,960,535 shares outstanding	$118,651,525
Net Assets Consist of:
Paid-in capital	$139,330,149
Total distributable earnings (loss)	(20,678,624)
Total Net Assets	$118,651,525
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$68,370,138 ÷ 12,046,686 shares outstanding, no par value, unlimited shares authorized	$5.68
Service Shares:
$50,281,387 ÷ 8,913,849 shares outstanding, no par value, unlimited shares authorized	$5.64
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Interest	$7,613,727
Dividends	58,855
TOTAL INCOME	7,672,582
Expenses:
Investment adviser fee (Note 5)	724,733
Administrative fee (Note 5)	101,545
Custodian fees	12,913
Transfer agent fees	14,781
Directors’/Trustees’ fees (Note 5)	1,521
Auditing fees	37,507
Legal fees	10,843
Portfolio accounting fees	84,127
Distribution services fee (Note 5)	126,042
Printing and postage	28,290
Miscellaneous (Note 5)	37,318
TOTAL EXPENSES	1,179,620
Waiver of investment adviser fee (Note 5)	(52,455)
Net expenses	1,127,165
Net investment income	6,545,417
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(3,690,396)
Net change in unrealized depreciation of investments	4,070,567
Net realized and unrealized gain (loss) on investments	380,171
Change in net assets resulting from operations	$6,925,588
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,545,417	$6,615,838
Net realized gain (loss)	(3,690,396)	(3,294,561)
Net change in unrealized appreciation/depreciation	4,070,567	10,827,457
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,925,588	14,148,734
Distributions to Shareholders:
Primary Shares	(4,067,938)	(4,093,344)
Service Shares	(2,683,396)	(2,681,065)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,751,334)	(6,774,409)
Share Transactions:
Proceeds from sale of shares	17,568,118	18,445,601
Net asset value of shares issued to shareholders in payment of distributions declared	6,751,329	6,774,404
Cost of shares redeemed	(29,576,411)	(24,771,499)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,256,964)	448,506
Change in net assets	(5,082,710)	7,822,831
Net Assets:
Beginning of period	123,734,235	115,911,404
End of period	$118,651,525	$123,734,235
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
17

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
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Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
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Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
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Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
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Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
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For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
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the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $52,455 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended December 31, 2024, the Fund’s Primary Shares and Service Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2024		Year Ended 12/31/2023
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,175,343	$12,041,641	2,494,006	$13,279,685
Shares issued to shareholders in payment of distributions declared	757,530	4,067,937	804,193	4,093,344
Shares redeemed	(3,771,903)	(20,723,523)	(3,280,638)	(17,518,397)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(839,030)	$(4,613,945)	17,561	$(145,368)
	Year Ended 12/31/2024		Year Ended 12/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,000,522	$5,526,477	965,254	$5,165,916
Shares issued to shareholders in payment of distributions declared	501,569	2,683,392	528,809	2,681,060
Shares redeemed	(1,599,110)	(8,852,888)	(1,365,031)	(7,253,102)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(97,019)	$(643,019)	129,032	$593,874
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(936,049)	$(5,256,964)	146,593	$448,506
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$6,751,334	$6,774,409
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As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$6,699,883
Net unrealized depreciation	$(4,501,021)
Capital loss carryforwards	$(22,877,486)
TOTAL	$(20,678,624)
At December 31, 2024, the cost of investments for federal tax purposes was $121,338,304. The net unrealized depreciation of investments for federal tax purposes was $4,501,021. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,266,642 and unrealized depreciation from investments for those securities having an excess of cost over value of $5,767,663. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for defaulted securities and discount accretion/premium amortization on debt securities.
As of December 31, 2024, the Fund had a capital loss carryforward of $22,877,486 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$148,819	$22,728,667	$22,877,486
The Fund used capital loss carryforwards of $48,588 to offset capital gains realized during the year ended December 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2024, the Adviser voluntarily waived $52,455 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2024, the annualized fee paid to FAS was 0.084% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the year ended December 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$126,042
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2024, FSC did not retain any fees paid by the Fund.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.81% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024, were as follows:
Purchases	$32,570,180
Sales	$36,151,471
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the year ended December 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
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the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2024, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and Shareholders of Federated Hermes High Income Bond Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes High Income Bond Fund II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 14, 2025
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Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Insurance Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	139,361,429.008	3,866,280.559	0	N/A
Thomas R. Donahue	139,344,114.425	3,883,595.142	0	N/A
John G. Carson	138,967,757.649	4,259,951.918	0	N/A
G. Thomas Hough	139,026,471.524	4,201,238.043	0	N/A
Karen L. Larrimer	139,433,137.343	3,794,572.224	0	N/A
Max F. Miller	139,235,231.029	3,992,478.538	0	N/A
Frank J. Nasta	139,362,952.280	3,864,757.287	0	N/A
Thomas M. O’Neill	139,014,405.845	4,213,303.722	0	N/A
Madelyn A. Reilly	139,382,797.166	3,844,912.401	0	N/A
John S. Walsh	139,312,383.263	3,915,326.304	0	N/A
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes High Income Bond Fund II (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
26

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information
27

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
28

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
29

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
30

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes High Income Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00844-01 (2/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
December 31, 2024

Share Class	Primary	Service

Federated Hermes Kaufmann Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2024
Shares or Principal Amount			Value
		COMMON STOCKS—99.2%
		Communication Services—1.7%
970		Meta Platforms, Inc.	$ 567,944
3,060	[1]	Spotify Technology S.A.	1,368,983
3,349	[1]	Trade Desk, Inc./The	393,608
		TOTAL	2,330,535
		Consumer Discretionary—12.2%
4,225	[1]	Airbnb, Inc.	555,207
10,460	[1]	Amazon.com, Inc.	2,294,819
10,625	[1]	Birkenstock Holding Ltd.	602,013
3,400	[1]	Cava Group, Inc.	383,520
22,800	[1]	Chipotle Mexican Grill, Inc.	1,374,840
7,208	[1]	DoorDash, Inc.	1,209,142
28,500	[1]	DraftKings, Inc.	1,060,200
1,400	[1]	Duolingo, Inc.	453,922
5,140	[1]	Floor & Decor Holdings, Inc.	512,458
425	[1]	Mercadolibre, Inc.	722,687
9,300		Moncler S.p.A	493,963
9,820	[1]	On Holding AG	537,841
5,600	[1]	Planet Fitness, Inc.	553,672
49,700	[1]	Sportradar Group AG	861,798
1,700		Texas Roadhouse, Inc.	306,731
6,400		TJX Cos., Inc.	773,184
25,500	[1]	Viking Holdings Ltd.	1,123,530
10,900		Wingstop, Inc.	3,097,780
		TOTAL	16,917,307
		Consumer Staples—2.2%
1,650		Costco Wholesale Corp.	1,511,845
5,750	[1]	Maplebear, Inc.	238,165
11,302		Philip Morris International, Inc.	1,360,196
		TOTAL	3,110,206
		Energy—1.5%
3,750		Cheniere Energy, Inc.	805,763
32,443		New Fortress Energy, Inc.	490,538
4,100		Targa Resources, Inc.	731,850
		TOTAL	2,028,151
		Financials—9.6%
16,960		Apollo Global Management, Inc.	2,801,114
1,125		BlackRock, Inc.	1,153,249
141,700	[1]	Blue Owl Capital, Inc.	3,295,942
17,900		Hamilton Lane, Inc.	2,650,095
5,600		London Stock Exchange Group PLC	788,517
1,135		MSCI, Inc., Class A	681,011
2,850		S&P Global, Inc.	1,419,385
14,200	[1]	Toast, Inc.	517,590
		TOTAL	13,306,903
		Health Care—23.8%
58,700	[1,2]	Albireo Pharma CVR, Rights	126,205
7,333	[1]	Amphastar Pharmaceuticals, Inc.	272,274
Annual Financial Statements and Additional Information
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
60,160	[1]	Arcturus Therapeutics Holdings, Inc.	$ 1,020,915
11,775	[1]	Argenx SE	7,270,248
161,911	[1,2,3]	AstraZeneca PLC, Rights	89,051
196,600	[1]	aTyr Pharma, Inc.	711,692
13,800	[1]	Boston Scientific Corp.	1,232,616
56,475	[1,2]	Contra Akouos, Inc., Rights	29,706
3,840		Danaher Corp.	881,472
15,500	[1]	Dyne Therapeutics, Inc.	365,180
57,889	[1]	EyePoint Pharmaceuticals, Inc.	431,273
13,250	[1]	Guardant Health, Inc.	404,788
76,500	[1]	IDEAYA Biosciences, Inc.	1,966,050
3,430	[1]	Inspire Medical Systems, Inc.	635,853
4,000	[1]	Insulet Corp.	1,044,280
3,230	[1]	Intuitive Surgical, Inc.	1,685,931
22,200	[1]	Legend Biotech Corp., ADR	722,388
17,825	[1]	Merus NV	749,541
4,050		Minerva Neurosciences, Inc.	8,991
17,225	[1]	Minerva Neurosciences, Inc.	38,240
18,800	[1]	Moonlake Immunotherapeutics	1,018,020
9,600	[1]	Natera, Inc.	1,519,680
7,000	[1]	PROCEPT BioRobotics Corp.	563,640
173,154	[1]	Regulus Therapeutics, Inc.	273,583
97,414	[1]	Rezolute, Inc.	477,329
19,441	[1]	Rhythm Pharmaceuticals, Inc.	1,088,307
4,307	[1,2,4]	Sail Biomedicines, Inc.	102,315
3,500	[1]	Sarepta Therapeutics, Inc.	425,565
11,012	[1]	Scynexis, Inc.	13,325
27,829	[1,3]	Structure Therapeutics, Inc., ADR	754,723
2,125		Stryker Corp.	765,106
3,749		UCB S.A.	744,008
26,300	[1]	Ultragenyx Pharmaceutical, Inc.	1,106,441
3,500	[1]	Vaxcyte, Inc.	286,510
3,000	[1]	Veeva Systems, Inc.	630,750
17,686	[1]	Vera Therapeutics, Inc.	747,941
6,400	[1]	Vericel Corp.	351,424
24,293	[1]	Verona Pharma PLC, ADR	1,128,167
9,000	[1]	Xenon Pharmaceuticals, Inc.	352,800
8,670	[1]	Zealand Pharma AS	861,347
18,000	[1,3]	Zenas Biopharma, Inc.	147,420
4,579	[1,4,5]	Zenas Biopharma, Inc.	37,502
		TOTAL	33,082,597
		Industrials—18.2%
2,375	[1]	Axon Enterprise, Inc.	1,411,510
4,100		Comfort Systems USA, Inc.	1,738,646
8,400		Eaton Corp. PLC	2,787,708
8,360		GE Aerospace	1,394,364
5,475	[1]	GE Vernova, Inc.	1,800,892
8,970		HEICO Corp.	2,132,528
15,433	[1]	Loar Holdings, Inc.	1,140,653
12,400		Quanta Services, Inc.	3,919,020
Annual Financial Statements and Additional Information
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
36,400	[1,3]	Standard Aero, Inc.	$ 901,264
7,240		Trane Technologies PLC	2,674,094
14,216	[1]	Uber Technologies, Inc.	857,509
14,300		Veralto Corp.	1,456,455
11,769		Vertiv Holdings Co.	1,337,076
8,744		Wabtec Corp.	1,657,775
		TOTAL	25,209,494
		Information Technology—22.3%
442	[1]	AppLovin Corp.	143,133
4,680	[1]	Crowdstrike Holdings, Inc.	1,601,309
3,120	[1]	CyberArk Software, Ltd.	1,039,428
8,870	[1]	Datadog, Inc.	1,267,434
13,900	[1]	Elastic N.V.	1,377,212
854	[1]	Gartner, Inc., Class A	413,737
670	[1]	HubSpot, Inc.	466,836
1,900	[1]	Impinj, Inc.	275,994
450		KLA Corp.	283,554
38,900	[1]	Klaviyo, Inc.	1,604,236
5,800		Marvell Technology, Inc.	640,610
3,150		Microsoft Corp.	1,327,725
2,260		Motorola Solutions, Inc.	1,044,640
1,600	[1]	Novanta, Inc.	244,432
11,873		NVIDIA Corp.	1,594,425
1,888	[1]	Palantir Technologies, Inc.	142,790
7,846	[1]	Palo Alto Networks, Inc.	1,427,658
6,300	[1]	Q2 Holdings, Inc.	634,095
48,100	[1]	QXO, Inc.	764,790
16,991	[1]	Rubrik, Inc.	1,110,532
4,760		Salesforce, Inc.	1,591,411
40,945	[1]	SentinelOne, Inc.	908,979
3,830	[1]	ServiceNow, Inc.	4,060,260
20,800	[1]	Shopify, Inc.	2,211,664
4,380	[1]	Snowflake, Inc.	676,316
1,400	[1]	SPS Commerce, Inc.	257,586
4,964		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	980,340
2,380	[1]	Tyler Technologies, Inc.	1,372,403
8,600	[1]	Vertex, Inc.	458,810
986	[1]	Wix.com Ltd.	211,546
3,000	[1]	Workday, Inc.	774,090
		TOTAL	30,907,975
		Materials—3.0%
16,960		Agnico Eagle Mines Ltd.	1,326,442
2,850		Eagle Materials, Inc.	703,266
1,300		Martin Marietta Materials	671,450
4,150		Sherwin-Williams Co.	1,410,709
		TOTAL	4,111,867
		Real Estate—3.2%
30,326	[1]	CoStar Group, Inc.	2,171,038
7,130		Gaming and Leisure Properties, Inc.	343,381
19,865		Healthpeak Properties, Inc.	402,664
Annual Financial Statements and Additional Information
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
5,700		Ryman Hospitality Properties, Inc.	$ 594,738
33,121		VICI Properties, Inc.	967,464
		TOTAL	4,479,285
		Utilities—1.5%
5,700		American Electric Power Co., Inc.	525,711
7,050		Duke Energy Corp.	759,567
11,400		NextEra Energy, Inc.	817,266
		TOTAL	2,102,544
		TOTAL COMMON STOCKS (IDENTIFIED COST $80,672,150)	137,586,864
		PREFERRED STOCKS—0.5%
		Health Care—0.5%
60,006	[2,4]	CeQur S.A.	270,173
32,229		Regulus Therapeutics, Inc.	50,922
1,382		Regulus Therapeutics, Inc.	218,356
880		Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	139,040
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $702,492)	678,491
		WARRANTS—0.3%
		Health Care—0.3%
5,250	[1]	Minerva Neurosciences, Inc., Warrants Expiration Date 12/31/2099	11,655
5,696	[1]	Rezolute, Inc., Warrants Expiration Date 10/8/2027	6,458
1,400	[1]	Rezolute, Inc., Warrants Expiration Date 1/1/2099	6,860
25,100	[1]	Rezolute, Inc., Warrants Expiration Date 6/24/2099	122,990
44,952	[1]	Rezolute, Inc., Warrants Expiration Date 12/31/2099	220,265
644	[1]	Scynexis, Inc., Warrants Expiration Date 4/26/2029	299
53,000	[1]	Scynexis, Inc., Warrants Expiration Date 1/1/2099	64,130
		TOTAL WARRANTS (IDENTIFIED COST $663,878)	432,657
		INVESTMENT COMPANY—0.7%
1,061,889		Federated Hermes Government Obligations Fund, Premier Shares 4.40%[6] (IDENTIFIED COST $1,061,889)	1,061,889
		REPURCHASE AGREEMENT—0.2%
$ 235,000		Interest in $923,000,000 joint repurchase agreement 4.46%, dated 12/31/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $923,228,699 on 1/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $941,693,273. (IDENTIFIED COST $235,000)	235,000
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $83,335,409)[7]	139,994,901
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[8]	(1,314,683)
		TOTAL NET ASSETS—100%	$138,680,218
Annual Financial Statements and Additional Information
4

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended December 31, 2024, were as follows:
Affiliated	Value as of 12/31/2023	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 12/31/2024	Shares Held as of 12/31/2024	Dividend Income*
Health Care:
Amphastar Pharmaceuticals, Inc.**	$1,799,835	$97,652	$(1,182,918)	$(1,130,276)	$687,981	$272,274	7,333	$—
Arcturus Therapeutics Holdings, Inc.	$1,969,868	$—	$(73,292)	$(826,205)	$(49,456)	$1,020,915	60,160	$—
aTyr Pharma, Inc.	$170,046	$134,520	$—	$407,126	$—	$711,692	196,600	$—
IDEAYA Biosciences, Inc.	$1,586,868	$1,336,935	$(118,286)	$(838,405)	$(1,062)	$1,966,050	76,500	$—
Merus NV**	$992,365	$153,700	$(804,777)	$123,881	$284,372	$749,541	17,825	$—
Minerva Neurosciences, Inc.	$24,908	$—	$—	$(15,917)	$—	$8,991	4,050	$—
Minerva Neurosciences, Inc.	$105,934	$—	$—	$(67,694)	$—	$38,240	17,225	$—
Minerva Neurosciences, Inc., Warrants Expira- tion Date 12/31/2099	$32,287	$—	$—	$(20,632)	$—	$11,655	5,250	$—
Regulus Therapeutics, Inc.	$41,253	$—	$—	$9,669	$—	$50,922	32,229	$—
Regulus Therapeutics, Inc.	$65,380	$195,322	$—	$12,881	$—	$273,583	173,154	$—
Regulus Therapeutics, Inc.	$176,896	$—	$—	$41,460	$—	$218,356	1,382	$—
Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	$—	$140,800	$—	$(1,760)	$—	$139,040	880	$—
Rezolute, Inc.	$83,543	$52,961	$—	$340,825	$—	$477,329	97,414	$—
Rezolute, Inc., Warrants Expiration Date 10/8/2027	$397	$—	$—	$6,061	$—	$6,458	5,696	$—
Rezolute, Inc., Warrants Expiration Date 1/1/2099	$1,390	$—	$—	$5,470	$—	$6,860	1,400	$—
Rezolute, Inc., Warrants Expiration Date 6/24/2099	$—	$100,375	$—	$22,615	$—	$122,990	25,100	$—
Rezolute, Inc., Warrants Expiration Date 12/31/2099	$44,615	$—	$—	$175,650	$—	$220,265	44,952	$—
Scynexis, Inc.	$70,691	$—	$(25,640)	$120,455	$(152,181)	$13,325	11,012	$—
Scynexis, Inc., Warrants Expiration Date 4/26/2029	$1,014	$—	$—	$(715)	$—	$299	644	$—
Scynexis, Inc., Warrants Expiration Date 1/1/2099	$118,190	$—	$—	$(54,060)	$—	$64,130	53,000	$—
Affiliated issuers no longer in the portfolio at period end	$3,838,102	$120,748	$(5,594,035)	$(2,321,957)	$3,957,142	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$11,123,582	$2,333,013	$(7,798,948)	$(4,011,528)	$4,726,796	$6,372,915	831,806	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At December 31, 2024, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2023	$—
Purchases at Cost	$1,539,259
Proceeds from Sales	$(477,370)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2024	$1,061,889
Shares Held as of 12/31/2024	1,061,889
Dividend Income	$29,877

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Annual Financial Statements and Additional Information
5

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2024, these restricted securities amounted to $409,990, which represented 0.3% of total net assets.

5
Equity security is subject to lock-up or market standoff agreement. As of period end, the total fair value of equity securities subject to contractual sale restriction is $37,502 and all restrictions are set to expire on or before March 11, 2025. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $85,068,845.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$105,008,834	$—	$258,226	$105,267,060
International	22,072,670	10,158,083	89,051	32,319,804
Preferred Stocks
Domestic	50,922	357,396	—	408,318
International	—	—	270,173	270,173
Debt Securities:
Warrants	361,770	70,887	—	432,657
Investment Company	1,061,889	—	—	1,061,889
Repurchase Agreement	—	235,000	—	235,000
TOTAL SECURITIES	$128,556,085	$10,821,366	$617,450	$139,994,901

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.40	$15.10	$24.31	$25.46	$22.63
Income From Investment Operations:
Net investment income (loss)[1]	(0.16)	(0.02)	(0.08)	(0.24)	(0.22)
Net realized and unrealized gain (loss)	3.07	2.32	(6.87)	0.83	5.27
Total From Investment Operations	2.91	2.30	(6.95)	0.59	5.05
Less Distributions:
Distributions from net investment income	(0.16)	—	—	—	—
Distributions from net realized gain	(0.51)	—	(2.26)	(1.74)	(2.22)
Total Distributions	(0.67)	—	(2.26)	(1.74)	(2.22)
Net Asset Value, End of Period	$19.64	$17.40	$15.10	$24.31	$25.46
Total Return[2]	17.05%	15.23%	(30.09)%	2.51%	28.79%
Ratios to Average Net Assets:
Net expenses[3]	1.56%	1.54%	1.54%	1.50%	1.50%
Net investment loss	(0.89)%	(0.15)%	(0.51)%	(0.99)%	(1.01)%
Expense waiver/reimbursement[4]	0.00%[5]	0.02%	0.00%[5]	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,718	$33,266	$34,430	$55,366	$63,502
Portfolio turnover[6]	47%	56%	41%	34%	45%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.78	$13.73	$22.40	$23.65	$21.27
Income From Investment Operations:
Net investment income (loss)[1]	(0.19)	(0.05)	(0.11)	(0.28)	(0.26)
Net realized and unrealized gain (loss)	2.77	2.10	(6.30)	0.77	4.86
Total From Investment Operations	2.58	2.05	(6.41)	0.49	4.60
Less Distributions:
Distributions from net investment income	(0.11)	—	—	—	—
Distributions from net realized gain	(0.51)	—	(2.26)	(1.74)	(2.22)
Total Distributions	(0.62)	—	(2.26)	(1.74)	(2.22)
Net Asset Value, End of Period	$17.74	$15.78	$13.73	$22.40	$23.65
Total Return[2]	16.70%	14.93%	(30.26)%	2.26%	28.48%
Ratios to Average Net Assets:
Net expenses[3]	1.81%	1.79%	1.79%	1.75%	1.75%
Net investment loss	(1.14)%	(0.38)%	(0.73)%	(1.24)%	(1.26)%
Expense waiver/reimbursement[4]	0.00%[5]	0.02%	0.00%[5]	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$104,963	$90,210	$108,981	$150,983	$169,061
Portfolio turnover[6]	47%	56%	41%	34%	45%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in securities, at value including $1,019,349 of securities loaned and $7,434,804 of investments in affiliated holdings* (identified cost $83,335,409, including $8,775,650 of identified cost in affiliated holdings)	$139,994,901
Cash	6,664
Income receivable	63,997
Receivable for shares sold	35,716
Total Assets	140,101,278
Liabilities:
Payable for shares redeemed	239,989
Payable for collateral due to broker for securities lending (Note 2)	1,061,889
Payable for investment adviser fee (Note 5)	8,116
Payable for administrative fee (Note 5)	295
Payable for custodian fees	10,687
Payable for legal fees	8,999
Payable for distribution services fee (Note 5)	23,295
Accrued expenses (Note 5)	67,790
Total Liabilities	1,421,060
Net assets for 7,632,577 shares outstanding	$138,680,218
Net Assets Consist of:
Paid-in capital	$68,574,214
Total distributable earnings (loss)	70,106,004
Total Net Assets	$138,680,218
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$33,717,608 ÷ 1,716,901 shares outstanding, no par value, unlimited shares authorized	$19.64
Service Shares:
$104,962,610 ÷ 5,915,676 shares outstanding, no par value, unlimited shares authorized	$17.74

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign taxes withheld of $15,845)	$782,526
Interest	81,007
Net income on securities loaned (includes $29,877 earned from affiliated holdings related to cash collateral balances*) (Note 2)	18,635
TOTAL INCOME	882,168
Expenses:
Investment adviser fee (Note 5)	1,717,592
Administrative fee (Note 5)	105,384
Custodian fees	33,673
Transfer agent fees	12,664
Directors’/Trustees’ fees (Note 5)	1,530
Auditing fees	39,887
Legal fees	17,590
Portfolio accounting fees	66,883
Distribution services fee (Note 5)	245,116
Printing and postage	32,695
Miscellaneous (Note 5)	33,550
TOTAL EXPENSES	2,306,564
Waiver of investment adviser fee (Note 5)	(851)
Net expenses	2,305,713
Net investment income (loss)	(1,423,545)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $4,726,796 on sales of investments in affiliated holdings*)	16,195,663
Net realized loss on foreign currency transactions	(3,376)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(4,011,528) on investments in affiliated holdings*)	5,747,739
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(171)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	21,939,855
Change in net assets resulting from operations	$20,516,310

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(1,423,545)	$(425,118)
Net realized gain (loss)	16,192,287	4,664,627
Net change in unrealized appreciation/depreciation	5,747,568	15,125,634
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,516,310	19,365,143
Distributions to Shareholders:
Primary Shares	(1,230,987)	—
Service Shares	(3,413,207)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,644,194)	—
Share Transactions:
Proceeds from sale of shares	22,986,243	9,539,789
Net asset value of shares issued to shareholders in payment of distributions declared	4,644,189	—
Cost of shares redeemed	(28,297,636)	(48,840,125)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(667,204)	(39,300,336)
Change in net assets	15,204,912	(19,935,193)
Net Assets:
Beginning of period	123,475,306	143,410,499
End of period	$138,680,218	$123,475,306
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
The Fund’s Board of Trustees (the “Trustees”) approved the replacement of Federated Equity Management Company of Pennsylvania with Federated Global Investment Management Corp. (“Fed Global”) as Adviser to the Fund, effective August 1, 2024. Previously, Fed Global served as the Fund’s Sub-Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Fed Global (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information
12

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $851 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of December 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,019,349	$1,061,889
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at December 31, 2024, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$321,274	$270,173
Sail Biomedicines, Inc.	7/28/2021	$120,596	$102,315
Annual Financial Statements and Additional Information
14

Security	Acquisition Date	Cost	Value
Zenas Biopharma, Inc.	5/3/2024	$68,446	$37,502
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2024		Year Ended 12/31/2023
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	72,333	$1,362,807	64,823	$1,054,395
Shares issued to shareholders in payment of distributions declared	68,085	1,230,985	—	—
Shares redeemed	(335,209)	(6,249,699)	(432,844)	(6,923,247)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(194,791)	$(3,655,907)	(368,021)	$(5,868,852)
	Year Ended 12/31/2024		Year Ended 12/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,288,557	$21,623,436	598,437	$8,485,394
Shares issued to shareholders in payment of distributions declared	208,504	3,413,204	—	—
Shares redeemed	(1,299,232)	(22,047,937)	(2,819,473)	(41,916,878)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	197,829	$2,988,703	(2,221,036)	$(33,431,484)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,038	$(667,204)	(2,589,057)	$(39,300,336)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from net operating losses.
For the year ended December 31, 2024, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(249,013)	$249,013
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income[1]	$887,742	$—
Long-term capital gains	$3,756,452	$—

1	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.
As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$54,926,056
Undistributed long-term capital gains	$15,180,268
Other temporary differences	$(320)
TOTAL	$70,106,004
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15

At December 31, 2024, the cost of investments for federal tax purposes was $85,068,845. The net unrealized appreciation of investments for federal tax purposes was $54,926,056. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $58,778,364 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,852,308. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales and passive foreign investment company adjustments.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2024, the Adviser voluntarily waived $851 of its fee.
Prior to becoming Adviser effective August 1, 2024, Fed Global acted as a sub-adviser to the Fund and received an allocable portion of the Fund’s adviser fee. The fee was paid by the prior adviser out of its resources and was not an incremental Fund expense. For the year ended December 31, 2024, Fed Global earned a sub-adviser fee of $767,331.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2024, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$245,116
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2024, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2024, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.54% and 1.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2025 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Financial Statements and Additional Information
16

Interfund Transactions
During the year ended December 31, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $120,485 and $61,137, respectively. Net realized loss recognized on these transactions was $(30,640).
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024, were as follows:
Purchases	$61,294,602
Sales	$61,335,628
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities. A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care and Information Technology sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the year ended December 31, 2024, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Annual Financial Statements and Additional Information
17

11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2024, the amount of long-term capital gains designated by the Fund was $3,756,452.
For the fiscal year ended December 31, 2024, 100% of total ordinary income (including short-term capital gains) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gains) distributions made by the Fund during the year ended December 31, 2024, 100% qualify for the dividend received deduction available to corporate shareholders.
Annual Financial Statements and Additional Information
18

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and the Shareholders of Federated Hermes Kaufmann Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Kaufmann Fund II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians and transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 14, 2025
Annual Financial Statements and Additional Information
19

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Insurance Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	139,361,429.008	3,866,280.559	0	N/A
Thomas R. Donahue	139,344,114.425	3,883,595.142	0	N/A
John G. Carson	138,967,757.649	4,259,951.918	0	N/A
G. Thomas Hough	139,026,471.524	4,201,238.043	0	N/A
Karen L. Larrimer	139,433,137.343	3,794,572.224	0	N/A
Max F. Miller	139,235,231.029	3,992,478.538	0	N/A
Frank J. Nasta	139,362,952.280	3,864,757.287	0	N/A
Thomas M. O’Neill	139,014,405.845	4,213,303.722	0	N/A
Madelyn A. Reilly	139,382,797.166	3,844,912.401	0	N/A
John S. Walsh	139,312,383.263	3,915,326.304	0	N/A
Annual Financial Statements and Additional Information
20

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Kaufmann Fund II (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose. The Independent Trustees also considered the presentation from Federated Hermes’ Chief Investment Officer of Equities received at the Board’s February 2024 meetings regarding the Fund and its performance, portfolio management team and other investment-related matters.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its
Annual Financial Statements and Additional Information
21

evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information
22

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered the Fund’s unique investment strategies. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and its extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2023. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board. The Board considered information regarding the historical performance of the Fund, the uniqueness of the Fund’s investment strategy, the substantial investment and research resources utilized in implementing this strategy and the views of the Advisers on the Fund’s relative performance, including with respect to other pooled investment vehicles.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes
Annual Financial Statements and Additional Information
23

from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Annual Financial Statements and Additional Information
24

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO and Board noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
Annual Financial Statements and Additional Information
25

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
26

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Kaufmann Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
28136 (2/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
December 31, 2024

Share Class	Primary	Service

Federated Hermes Managed Volatility Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2024
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—39.9%
		Communication Services—1.7%
24,974		AT&T, Inc.	$ 568,658
13,763		Comcast Corp., Class A	516,525
3,030		Electronic Arts, Inc.	443,289
10,000	[1]	Integral Ad Science Holding Corp.	104,400
4,316	[1]	Liberty Global Ltd.	55,072
13		Sirius XM Radio, Inc.	296
575		T-Mobile USA, Inc.	126,920
13,703		Verizon Communications, Inc.	547,983
5,366		Walt Disney Co.	597,504
20,003	[1]	Warner Bros. Discovery, Inc.	211,432
		TOTAL	3,172,079
		Consumer Discretionary—2.4%
10,600		ADT, Inc.	73,246
335		Advance Auto Parts, Inc.	15,842
7		Booking Holdings, Inc.	34,779
1,258		BorgWarner, Inc.	39,992
710	[1]	Bright Horizons Family Solutions, Inc.	78,704
3,462	[1]	Carnival Corp.	86,273
238		Carter’s, Inc.	12,897
2,202		Columbia Sportswear Co.	184,814
472	[1]	Crocs, Inc.	51,698
2,260	[1]	DoorDash, Inc.	379,115
2,288	[1]	Etsy, Inc.	121,012
5,232		Ford Motor Co.	51,797
218		Gap (The), Inc.	5,151
4,336		General Motors Co.	230,979
5,929		Hasbro, Inc.	331,490
894		Hilton Worldwide Holdings, Inc.	220,961
1,471		Home Depot, Inc.	572,204
732		Kohl’s Corp.	10,277
16		Lear Corp.	1,515
1,453		Leggett and Platt, Inc.	13,949
103		LKQ Corp.	3,785
1,770		Lowe’s Cos., Inc.	436,836
29,123	[1]	Lucid Group, Inc.	87,952
110		Macy’s, Inc.	1,862
5,287	[1]	Mattel, Inc.	93,739
1,809		McDonald’s Corp.	524,411
3,224	[1]	MGM Resorts International	111,712
3,251		Newell Brands, Inc.	32,380
120	[1]	O’Reilly Automotive, Inc.	142,296
691		PVH Corp.	73,073
2,346	[1]	Rivian Automotive, Inc.	31,202
12,000	[1]	Savers Value Village, Inc.	123,000
3	[1]	TopBuild Corp.	934
5,223		V.F. Corp.	112,086
1,058		Williams-Sonoma, Inc.	195,920
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
663		Wynn Resorts Ltd.	$ 57,124
		TOTAL	4,545,007
		Consumer Staples—3.1%
6,388		Altria Group, Inc.	334,029
8,435		Archer-Daniels-Midland Co.	426,136
3,474		Bunge Global S.A.	270,138
3		Coca-Cola Bottling Co.	3,780
3,162		Colgate-Palmolive Co.	287,457
5,752		Conagra Brands, Inc.	159,618
717		General Mills, Inc.	45,723
2,674		Ingredion, Inc.	367,835
2,298		Kimberly-Clark Corp.	301,130
5,365	[1]	Maplebear, Inc.	222,218
1,996		Molson Coors Beverage Co., Class B	114,411
1,422		Mondelez International, Inc.	84,936
1,354		PepsiCo, Inc.	205,889
2,066		Philip Morris International, Inc.	248,643
3,915	[1]	Pilgrim’s Pride Corp.	177,702
4,673		Procter & Gamble Co.	783,429
1,337		Target Corp.	180,736
164	[1]	The Boston Beer Co., Inc., Class A	49,197
15,468		WalMart, Inc.	1,397,534
50,000	[1]	Zabka Group	232,928
		TOTAL	5,893,469
		Energy—2.4%
2,675		Chevron Corp.	387,447
7,385		Civitas Resources, Inc.	338,750
7,327		ConocoPhillips	726,619
7,379		Devon Energy Corp.	241,515
4,005		DT Midstream, Inc.	398,217
11,278		Exxon Mobil Corp.	1,213,174
672		Hess Corp.	89,383
11,249		Kinder Morgan, Inc.	308,223
2,061		Marathon Petroleum Corp.	287,509
1,846		TechnipFMC PLC	53,423
1,316		Valero Energy Corp.	161,328
4,947		Williams Cos., Inc.	267,732
		TOTAL	4,473,320
		Financials—8.9%
2,071		Affiliated Managers Group	382,969
528		American Express Co.	156,705
6,313		American International Group, Inc.	459,586
685		Ameriprise Financial, Inc.	364,715
719		Annaly Capital Management, Inc.	13,158
4,087		Assured Guaranty Ltd.	367,871
2,305		Axis Capital Holdings Ltd.	204,269
18,132		Bank of America Corp.	796,901
3,038		Bank of New York Mellon Corp.	233,410
4,484	[1]	Berkshire Hathaway, Inc., Class B	2,032,507
72		BlackRock, Inc.	73,808
7,434	[1]	Brighthouse Financial, Inc.	357,129
703		Charles Schwab Corp.	52,029
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
3,792		Citigroup, Inc.	$ 266,919
9,260		Citizens Financial Group, Inc.	405,218
9,758		Corebridge Financial, Inc.	292,057
809		Discover Financial Services	140,143
3,068	[1]	Euronet Worldwide, Inc.	315,513
5,810		Fidelity National Information Services, Inc.	469,274
18		First Citizens Bancshares, Inc., Class A	38,034
2,885	[1]	Fiserv, Inc.	592,637
407		Global Payments, Inc.	45,608
34		Goldman Sachs Group, Inc.	19,469
3,042		Hartford Financial Services Group, Inc.	332,795
24,049		Huntington Bancshares, Inc.	391,277
8,283		JPMorgan Chase & Co.	1,985,518
1,008		Lincoln National Corp.	31,964
3,000		Marex Group PLC	93,510
6,185		MetLife, Inc.	506,428
5,498		Morgan Stanley	691,209
242		Northern Trust Corp.	24,805
4,066		Old Republic International Corp.	147,149
45,000	[1]	Oportun Financial Corp.	174,600
8,000	[1]	Oscar Health, Inc.	107,520
961	[1]	PayPal Holdings, Inc.	82,021
1,063		PNC Financial Services Group, Inc.	205,000
2,227		Prudential Financial, Inc.	263,966
2,442		Regions Financial Corp.	57,436
671		S&P Global, Inc.	334,178
4,805		State Street Corp.	471,611
6,851		Synchrony Financial	445,315
1,008		Unum Group	73,614
2,897		Webster Financial Corp. Waterbury	159,972
15,194		Wells Fargo & Co.	1,067,227
35,878		Western Union Co.	380,307
2,157	[1]	WEX, Inc.	378,165
522		Willis Towers Watson PLC	163,511
4,526		XP, Inc.	53,633
		TOTAL	16,702,660
		Health Care—6.0%
2,267		Abbott Laboratories	256,420
2,321		AbbVie, Inc.	412,442
50,000	[1]	AbCellera Biologics, Inc.	146,500
1,451		Agilent Technologies, Inc.	194,927
1,500	[1]	Amphastar Pharmaceuticals, Inc.	55,695
1,587		Becton Dickinson & Co.	360,043
4,000	[1]	Bicara Therapeutics, Inc.	69,680
249	[1]	Biogen, Inc.	38,077
7,355	[1]	Boston Scientific Corp.	656,949
12,184		Bristol-Myers Squibb Co.	689,127
1,440	[1,2]	Bristol-Myers Squibb Co., Rights	1,008
1,868		Cardinal Health, Inc.	220,928
3,434	[1]	Centene Corp.	208,032
3,000	[1]	CG Oncology, Inc.	86,040
5,000		Concentra Group Holdings Parent, Inc.	98,900
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
660		CVS Health Corp.	$ 29,627
1,920		Danaher Corp.	440,736
6,048		Dentsply Sirona, Inc.	114,791
4,000	[1]	Dynavax Technologies Corp.	51,080
395		Elevance Health, Inc.	145,715
2,420	[1]	Envista Holdings Corp.	46,682
189		GE HealthCare Technologies, Inc.	14,776
7,623		Gilead Sciences, Inc.	704,137
1,286		HCA Healthcare, Inc.	385,993
5,109	[1]	Hologic, Inc.	368,308
906	[1]	Illumina, Inc.	121,069
1,193	[1]	Incyte Genomics, Inc.	82,401
4,000	[1]	Inmode Ltd.	66,800
260	[1]	IQVIA Holdings, Inc.	51,093
8,089		Johnson & Johnson	1,169,831
16,000	[1]	Kyverna Therapeutics, Inc.	59,840
3,000	[1]	Legend Biotech Corp., ADR	97,620
820		McKesson Corp.	467,326
2,399		Medtronic PLC	191,632
6,000	[1]	Mineralys Therapeutics, Inc.	73,860
1,400	[1]	Mirum Pharmaceuticals, Inc.	57,890
406	[1]	Moderna, Inc.	16,881
7,866		Pfizer, Inc.	208,685
460	[1]	Regeneron Pharmaceuticals, Inc.	327,672
20,000	[1]	Relay Therapeutics, Inc.	82,400
2,500	[1]	Schrodinger, Inc.	48,225
50,000	[1]	Sophia Genetics S.A.	156,000
63		STERIS PLC	12,950
358	[1]	Tenet Healthcare Corp.	45,190
1,736		The Cigna Group	479,379
736		Thermo Fisher Scientific, Inc.	382,889
1,860		UnitedHealth Group, Inc.	940,900
725	[1]	Vertex Pharmaceuticals, Inc.	291,957
55		Zimmer Biomet Holdings, Inc.	5,810
		TOTAL	11,234,913
		Industrials—6.1%
1,053		Allison Transmission Holdings, Inc.	113,787
17,500	[1]	Astroscale Holdings, Inc.	86,372
1,042	[1]	Avis Budget Group, Inc.	83,996
812		Broadridge Financial Solutions	183,585
676	[1]	Builders Firstsource, Inc.	96,621
198		Carlisle Cos., Inc.	73,030
1,130		Caterpillar, Inc.	409,919
287		Cintas Corp.	52,435
3,721		CSX Corp.	120,077
259		Cummins, Inc.	90,287
1,013		Curtiss Wright Corp.	359,483
161		Donaldson Co., Inc.	10,843
587		Eaton Corp. PLC	194,808
826		Emcor Group, Inc.	374,921
7,500	[1]	Exosens SAS	150,965
1,826		Expeditors International Washington, Inc.	202,266
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
577		FedEx Corp.	$ 162,327
741		Ferguson Enterprises, Inc.	128,615
2,983		GE Aerospace	497,535
744	[1]	GE Vernova, Inc.	244,724
588	[1]	Generac Holdings, Inc.	91,169
4,436		Graco, Inc.	373,911
3,016		Honeywell International, Inc.	681,284
2,246		Hunt (J.B.) Transportation Services, Inc.	383,302
2,972		Ingersoll-Rand, Inc.	268,847
819		KBR, Inc.	47,445
1,346		Landstar System, Inc.	231,324
2,185		Leidos Holdings, Inc.	314,771
1,106		Lockheed Martin Corp.	537,450
3,280		Masco Corp.	238,030
1,821	[1]	Mastec, Inc.	247,911
8,000	[1]	Montrose Environmental Group, Inc.	148,400
1,356		MSA Safety, Inc.	224,784
3,500	[1]	NEXTracker, Inc.	127,855
301		Northrop Grumman Corp.	141,256
1,504		Owens Corning, Inc.	256,161
376		Parker-Hannifin Corp.	239,147
1,382		Pentair PLC	139,085
15,000	[1]	Proficient Auto Logistics, Inc.	121,050
538		RB Global, Inc.	48,533
235		Republic Services, Inc.	47,277
6,951		RTX Corp.	804,370
1,698		Ryder System, Inc.	266,348
30,000	[1]	Timee, Inc.	294,254
20,000	[1]	Tokyo Metro Co., LTD	204,012
1,334		Trane Technologies PLC	492,713
124		United Parcel Service, Inc.	15,636
195		United Rentals North America, Inc.	137,366
2,389		Wabtec Corp.	452,931
1,936	[1]	Willscot Holdings Corp.	64,759
437		Xylem, Inc.	50,701
		TOTAL	11,328,678
		Information Technology—4.0%
785		Accenture PLC	276,155
2,751	[1]	Advanced Micro Devices, Inc.	332,293
480		Applied Materials, Inc.	78,062
14,000	[1]	Arteris, Inc.	142,660
28,000	[1]	Cambium Networks Corp.	18,054
3,695	[1]	Ciena Corp.	313,373
2,241	[1]	Cirrus Logic, Inc.	223,159
5,288		Cisco Systems, Inc.	313,050
3,672	[1]	DXC Technology Co.	73,367
8,000	[1]	Gauzy Ltd.	79,280
13,827		Gen Digital, Inc.	378,583
275	[1]	Guidewire Software, Inc.	46,360
17,540		Hewlett Packard Enterprise Co.	374,479
1,411		IBM Corp.	310,180
19,918		Intel Corp.	399,356
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
10,590		Juniper Networks, Inc.	$ 396,596
4,346		Marvell Technology, Inc.	480,016
3,381		Micron Technology, Inc.	284,545
336		Motorola Solutions, Inc.	155,309
1,479		NetApp, Inc.	171,682
4,590	[1]	Nutanix, Inc.	280,816
2,673	[1]	Pure Storage, Inc.	164,202
3,566	[1]	Qorvo, Inc.	249,370
449		Qualcomm, Inc.	68,975
40,000	[1]	Rigaku Holdings Corp.	233,157
95		Roper Technologies, Inc.	49,386
1,528		Salesforce, Inc.	510,856
691	[1]	SentinelOne, Inc.	15,340
24,000	[1]	Silvaco Group, Inc.	193,920
36,000	[1]	Telos Corp.	123,120
595		Texas Instruments, Inc.	111,568
3,561	[1]	Twilio, Inc.	384,873
3,618	[1]	UiPath, Inc.	45,985
1,842	[1]	Unity Software, Inc.	41,390
243	[1]	Zebra Technologies Corp., Class A	93,852
		TOTAL	7,413,369
		Materials—1.7%
980		Aptargroup, Inc.	153,958
974		Ashland, Inc.	69,602
558		Avery Dennison Corp.	104,419
3,701	[1]	Cleveland-Cliffs, Inc.	34,789
3,931		CRH PLC	363,696
1,258		Crown Holdings, Inc.	104,024
1,592		Ecolab, Inc.	373,037
78		Freeport-McMoRan, Inc.	2,970
4,159		International Flavors & Fragrances, Inc.	351,644
8,000	[1]	Ivanhoe Electric, Inc.	60,400
2,072		Linde PLC	867,484
15,000	[1]	Lithium Royalty Corp.	61,463
1,014		Louisiana-Pacific Corp.	105,000
419		Newmont Corp.	15,595
1,194		Nucor Corp.	139,352
1,887		Olin Corp.	63,781
129		Packaging Corp. of America	29,042
127		PPG Industries, Inc.	15,170
1,551		Royal Gold, Inc.	204,499
		TOTAL	3,119,925
		Real Estate—1.8%
1,210		Avalonbay Communities, Inc.	266,164
1,836	[1]	CBRE Group, Inc.	241,048
527		Equinix, Inc.	496,903
1,598		Host Hotels & Resorts, Inc.	27,997
1,431		Iron Mountain, Inc.	150,412
286		Jones Lang LaSalle, Inc.	72,398
740		Lamar Advertising Co.	90,088
5,930		National Storage Affiliates Trust	224,806
1,504		Public Storage	450,358
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Real Estate—continued
1,404	SBA Communications Corp.	$ 286,135
2,772	Simon Property Group, Inc.	477,366
7,000	Ventas, Inc.	412,230
6,052	Weyerhaeuser Co.	170,364
	TOTAL	3,366,269
	Utilities—1.8%
5,083	American Electric Power Co., Inc.	468,805
10,239	Clearway Energy, Inc.	250,344
5,903	Clearway Energy, Inc.	153,478
5,573	Duke Energy Corp.	600,435
317	Edison International	25,309
10,852	NextEra Energy, Inc.	777,980
3,558	NRG Energy, Inc.	321,003
5,466	Public Service Enterprises Group, Inc.	461,822
10,491	UGI Corp.	296,161
	TOTAL	3,355,337
	TOTAL COMMON STOCKS (IDENTIFIED COST $59,773,160)	74,605,026
	U.S. TREASURIES—19.5%
	Treasury Inflation-Indexed Note—1.6%
$ 13,322	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	10,012
3,009,510	U.S. Treasury Inflation-Protected Notes, 1.625%, 10/15/2029	2,959,798
	TOTAL	2,969,810
	U.S. Treasury Bond—3.2%
150,000	United States Treasury Bond, 1.375%, 11/15/2040	92,863
760,000	United States Treasury Bond, 1.625%, 11/15/2050	396,698
660,000	United States Treasury Bond, 2.375%, 2/15/2042	469,889
20,000	United States Treasury Bond, 2.750%, 11/15/2047	14,044
1,000	United States Treasury Bond, 3.000%, 11/15/2044	759
900,000	United States Treasury Bond, 3.000%, 2/15/2049	655,373
1,100,000	United States Treasury Bond, 3.125%, 5/15/2048	824,794
475,000	United States Treasury Bond, 4.250%, 2/15/2054	433,895
2,720,000	United States Treasury Bond, 4.250%, 8/15/2054	2,488,611
370,000	United States Treasury Bond, 4.500%, 2/15/2044	353,435
310,000	United States Treasury Bond, 4.625%, 5/15/2044	300,789
	TOTAL	6,031,150
	U.S. Treasury Note—14.7%
330,000	United States Treasury Note, 0.625%, 7/31/2026	311,907
200,000	United States Treasury Note, 0.875%, 11/15/2030	163,711
675,000	United States Treasury Note, 1.250%, 12/31/2026	636,608
300,000	United States Treasury Note, 1.375%, 11/15/2031	245,216
400,000	United States Treasury Note, 1.500%, 1/31/2027	378,310
200,000	United States Treasury Note, 1.625%, 5/15/2031	168,766
325,000	United States Treasury Note, 1.750%, 3/15/2025	323,289
50,000	United States Treasury Note, 2.250%, 11/15/2027	47,285
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,658,819
500,000	United States Treasury Note, 2.750%, 4/30/2027	483,459
5,700,000	United States Treasury Note, 2.750%, 7/31/2027	5,490,976
40,000	United States Treasury Note, 2.875%, 5/31/2025	39,767
110,000	United States Treasury Note, 3.125%, 8/31/2027	106,850
250,000	United States Treasury Note, 3.625%, 3/31/2028	244,864
150,000	United States Treasury Note, 3.875%, 11/30/2027	148,350
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Note—continued
$ 340,000	United States Treasury Note, 3.875%, 8/15/2034	$ 321,736
835,000	United States Treasury Note, 4.000%, 7/31/2029	822,105
300,000	United States Treasury Note, 4.125%, 7/31/2028	297,943
760,000	United States Treasury Note, 4.125%, 11/30/2029	751,632
270,000	United States Treasury Note, 4.125%, 3/31/2031	265,119
225,000	United States Treasury Note, 4.125%, 7/31/2031	220,601
3,800,000	United States Treasury Note, 4.125%, 10/31/2031	3,721,139
600,000	United States Treasury Note, 4.250%, 2/28/2029	597,300
2,100,000	United States Treasury Note, 4.250%, 11/15/2034	2,046,516
1,145,000	United States Treasury Note, 4.375%, 7/31/2026	1,147,231
750,000	United States Treasury Note, 4.500%, 5/31/2029	753,814
150,000	United States Treasury Note, 4.625%, 6/30/2025	150,340
750,000	United States Treasury Note, 4.625%, 2/28/2026	753,058
500,000	United States Treasury Note, 4.625%, 4/30/2029	504,932
750,000	United States Treasury Note, 4.875%, 4/30/2026	755,929
1,800,000	United States Treasury Note, 5.000%, 9/30/2025	1,809,246
	TOTAL	27,366,818
	TOTAL U.S. TREASURIES (IDENTIFIED COST $38,487,669)	36,367,778
	CORPORATE BONDS—13.1%
	Basic Industry - Chemicals—0.1%
100,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	98,394
	Basic Industry - Metals & Mining—0.2%
100,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	98,995
70,000	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	67,982
60,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	57,572
50,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	49,598
	TOTAL	274,147
	Capital Goods - Aerospace & Defense—0.5%
125,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	119,237
45,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	29,756
25,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	26,203
60,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	63,832
75,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	74,864
135,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	129,682
135,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	129,270
120,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	116,497
105,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	101,825
95,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	94,243
125,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	121,912
	TOTAL	1,007,321
	Capital Goods - Building Materials—0.0%
25,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	25,899
50,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	52,920
	TOTAL	78,819
	Capital Goods - Construction Machinery—0.1%
70,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	68,407
145,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	133,852
60,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	57,157
	TOTAL	259,416
	Capital Goods - Diversified Manufacturing—0.2%
45,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	44,422
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 70,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	$ 43,953
60,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	57,270
20,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	20,155
20,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	19,652
115,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	104,764
45,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	38,381
	TOTAL	328,597
	Capital Goods - Environmental—0.1%
40,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	32,421
40,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	39,925
40,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	35,838
40,000	Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	37,193
	TOTAL	145,377
	Communications - Cable & Satellite—0.4%
25,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	15,083
100,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	75,221
275,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	267,736
150,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	149,280
130,000	Comcast Corp., Sr. Unsecd. Note, 5.650%, 6/1/2054	125,770
115,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	97,708
	TOTAL	730,798
	Communications - Media & Entertainment—0.2%
60,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	59,501
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	97,771
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	69,724
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	97,569
90,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	66,208
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	32,705
	TOTAL	423,478
	Communications - Telecom Wireless—0.3%
50,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	43,198
90,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	57,789
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	97,830
130,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	92,777
50,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	49,214
65,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.200%, 1/15/2033	64,368
95,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	88,096
50,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	48,270
	TOTAL	541,542
	Communications - Telecom Wirelines—0.4%
175,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	168,798
253,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	174,770
80,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	67,681
100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	80,033
80,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	60,546
150,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	119,007
	TOTAL	670,835
	Consumer Cyclical - Automotive—0.3%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	136,372
100,000	Ford Motor Co., Sr. Unsecd. Note, 6.100%, 8/19/2032	99,557
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	114,964
75,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	76,023
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 100,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	$ 100,241
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	60,903
	TOTAL	588,060
	Consumer Cyclical - Retailers—0.1%
85,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	76,227
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	39,870
30,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	28,797
55,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	51,031
	TOTAL	195,925
	Consumer Cyclical - Services—0.1%
115,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	68,671
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	110,473
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	13,215
60,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	55,344
	TOTAL	247,703
	Consumer Non-Cyclical - Food/Beverage—0.3%
85,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	62,381
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	21,159
125,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	122,041
95,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	77,013
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	43,697
115,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	94,049
65,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	65,667
150,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	152,100
	TOTAL	638,107
	Consumer Non-Cyclical - Health Care—0.3%
52,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	38,438
27,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	23,394
85,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	62,136
60,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	57,545
50,000	CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	46,938
115,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	68,517
80,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	51,789
25,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	25,069
100,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	95,342
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	9,872
	TOTAL	479,040
	Consumer Non-Cyclical - Pharmaceuticals—0.6%
98,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	96,873
150,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	122,085
104,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	103,275
110,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	105,985
90,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	74,995
100,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	63,113
75,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	72,809
70,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	51,007
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	32,349
30,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	30,122
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	69,400
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	68,045
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	56,226
116,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	68,627
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 140,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	$ 89,914
	TOTAL	1,104,825
	Consumer Non-Cyclical - Supermarkets—0.1%
90,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	87,217
	Consumer Non-Cyclical - Tobacco—0.1%
85,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	67,121
125,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	108,112
25,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	25,718
55,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	57,819
	TOTAL	258,770
	Energy - Independent—0.2%
135,000	Apache Corp., Sr. Unsecd. Note, 5.100%, 9/1/2040	118,219
35,000	Canadian Natural Resources Ltd., 144A, 5.000%, 12/15/2029	34,626
50,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	46,964
95,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	101,201
	TOTAL	301,010
	Energy - Integrated—0.0%
95,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	62,887
	Energy - Midstream—0.7%
60,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	59,257
65,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	64,236
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	41,225
145,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	105,931
75,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	74,198
25,000	Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	27,151
115,000	Energy Transfer LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	114,861
65,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	66,704
130,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	125,396
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	34,518
70,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	70,312
75,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	63,724
20,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	20,708
50,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	52,619
135,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	119,981
140,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	127,209
115,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	105,005
125,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	109,337
	TOTAL	1,382,372
	Energy - Oil Field Services—0.2%
200,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	197,796
110,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	98,334
	TOTAL	296,130
	Energy - Refining—0.1%
90,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	74,797
65,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	56,155
	TOTAL	130,952
	Financial Institution - Banking—2.7%
135,000	American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	135,055
115,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	114,954
135,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	112,600
450,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	431,571
140,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	140,217
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 75,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	$ 74,965
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	49,098
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	81,636
195,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	191,745
165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	159,871
135,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	135,518
100,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	101,155
125,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	129,275
65,000	FNB Corp. (PA), 5.722%, 12/11/2030	64,200
50,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	49,910
175,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	166,108
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	227,052
140,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	138,593
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	86,464
400,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	383,859
90,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	89,970
100,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	104,135
75,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	71,854
20,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	20,509
60,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	64,335
75,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	74,617
15,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	15,292
390,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	376,238
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	32,649
55,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	45,009
80,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	84,423
135,000	PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	127,163
105,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	106,553
50,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	50,397
45,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	43,756
50,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	50,406
40,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	40,741
150,000	US Bancorp, 4.967%, 7/22/2033	143,735
30,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	30,594
120,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	121,989
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	106,340
300,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	290,784
	TOTAL	5,065,335
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
40,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	39,184
80,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	82,491
100,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	82,199
100,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	98,809
	TOTAL	302,683
	Financial Institution - Finance Companies—0.1%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	147,166
110,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	112,791
	TOTAL	259,957
	Financial Institution - Insurance - Health—0.1%
115,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	110,269
180,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	130,033
	TOTAL	240,302
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—0.4%
$ 45,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	$ 45,868
90,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	92,657
35,000	Lincoln National Corp., Sr. Unsecd. Note, 3.400%, 1/15/2031	31,542
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	81,201
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	255,912
50,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	50,103
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	55,090
125,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	107,827
100,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	87,532
	TOTAL	807,732
	Financial Institution - Insurance - P&C—0.3%
110,000	Aon North America, Inc., 5.750%, 3/1/2054	107,371
100,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	98,871
100,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	83,099
30,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	29,551
150,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	151,430
60,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	59,276
60,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	58,452
	TOTAL	588,050
	Financial Institution - REIT - Apartment—0.3%
135,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	130,996
90,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	87,405
135,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	134,408
70,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	70,392
135,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	129,287
	TOTAL	552,488
	Financial Institution - REIT - Healthcare—0.2%
100,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	81,870
125,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	121,352
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	65,347
100,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	99,555
	TOTAL	368,124
	Financial Institution - REIT - Office—0.1%
155,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	119,492
100,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	98,616
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	31,822
	TOTAL	249,930
	Financial Institution - REIT - Other—0.1%
85,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	80,864
	Financial Institution - REIT - Retail—0.1%
90,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	95,825
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	156,309
	TOTAL	252,134
	Technology—1.2%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	63,791
215,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	147,988
65,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	38,418
80,000	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	78,871
35,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	34,761
25,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	24,649
137,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	133,881
20,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	19,145
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 65,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	$ 65,268
5,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,030
50,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	47,992
45,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.550%, 8/22/2034	44,410
75,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	75,558
120,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	112,692
110,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	105,250
100,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	100,240
35,000		Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	32,970
40,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	38,468
45,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	43,311
100,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	97,273
65,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	64,894
65,000		Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	40,036
200,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	197,986
175,000		Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	122,707
150,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	144,345
50,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	51,938
45,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	43,576
140,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	120,109
110,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	106,625
40,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	37,718
40,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	37,919
35,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	29,051
		TOTAL	2,305,870
		Transportation - Railroads—0.2%
75,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	74,709
75,000	[3]	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	70,643
135,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	95,844
65,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	56,138
125,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	111,016
		TOTAL	408,350
		Transportation - Services—0.3%
45,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	44,736
50,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	48,563
80,000		FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	58,576
80,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	76,034
30,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	25,190
105,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	106,839
75,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	71,996
75,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	75,840
		TOTAL	507,774
		Utility - Electric—1.1%
165,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	149,467
70,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	70,753
100,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	87,325
75,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	76,678
25,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	26,514
125,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	121,082
125,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	92,171
110,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	96,113
75,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	73,509
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 50,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	$ 41,481
100,000		Enel Finance International NV, Co. Guarantee, 144A, 6.000%, 10/7/2039	100,226
190,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	151,426
25,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	19,030
125,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	105,820
120,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	101,054
93,000		Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	90,140
70,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	69,233
235,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	203,302
80,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	65,800
10,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	10,089
100,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	97,748
125,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	114,223
100,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	98,166
20,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	20,215
		TOTAL	2,081,565
		Utility - Natural Gas—0.1%
155,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	147,280
		TOTAL CORPORATE BONDS (IDENTIFIED COST $26,076,151)	24,550,160
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
		Commercial Mortgage—0.3%
110,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	97,282
85,000		Bank, Class A4, 3.488%, 11/15/2050	79,840
200,000		Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	165,552
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	49,207
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	94,833
		TOTAL	486,714
		Federal Farm Credit System—0.1%
290,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.721%, 10/25/2048	287,401
		Federal Home Loan Mortgage Corporation—0.1%
215,236		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	198,066
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,063,259)	972,181
		FOREIGN GOVERNMENTS/AGENCY—0.1%
		Sovereign—0.1%
200,000		Mexico, Government of, 3.750%, 1/11/2028 (IDENTIFIED COST $198,847)	189,875
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
1,992		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,042
1,320		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,359
3,987		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,086
5,050		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	5,182
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,315)	12,669
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,437	[3]	Federal National Mortgage Association ARM, 7.594%, 9/1/2037 (IDENTIFIED COST $1,441)	1,474
		PURCHASED PUT OPTIONS—0.1%
400	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $23,443,200, Exercise Price $580, Expiration Date 1/10/2025	112,600
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		PURCHASED PUT OPTIONS—continued
800	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $46,886,400, Exercise Price $580, Expiration Date 1/3/2025	$ 73,600
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $157,647)	186,200
		INVESTMENT COMPANIES—21.6%
63,123		Bank Loan Core Fund	548,535
299,898		Emerging Markets Core Fund	2,603,116
572,346		Federated Hermes High Income Bond Fund II, Class P	3,250,926
1,169		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,237
3,401,701		Mortgage Core Fund	27,825,913
680,547		Project and Trade Finance Core Fund	6,022,842
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $41,144,052)	40,262,569
		REPURCHASE AGREEMENT—4.9%
$9,152,000		Interest in $923,000,000 joint repurchase agreement 4.46%, dated 12/31/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $923,228,699 on 1/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $941,693,273. (IDENTIFIED COST $9,152,000)	9,152,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $176,066,541)[4]	186,299,932
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	620,978
		TOTAL NET ASSETS—100%	$186,920,910
At December 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 E-Mini Long Futures	340	$100,907,750	March 2025	$(3,494,626)
United States Treasury Notes 2-Year Long Futures	80	$16,448,750	March 2025	$10,205
United States Treasury Notes 5-Year Long Futures	55	$5,846,758	March 2025	$(24,166)
United States Treasury Notes 10-Year Ultra Long Futures	10	$1,113,125	March 2025	$(9,840)
Short Futures:
United States Treasury Notes 10-Year Short Futures	291	$31,646,250	March 2025	$534,411
United States Treasury Notes Ultra Bond Short Futures	7	$832,344	March 2025	$26,646
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,957,370)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended December 31, 2024, were as follows:
Affiliates	Value as of 12/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2024	Shares Held as of 12/31/2024	Dividend Income
Bank Loan Core Fund	$15,220	$536,162	$—	$(2,847)	$—	$548,535	63,123	$36,159
Emerging Markets Core Fund	$2,150,161	$1,047,661	$(750,000)	$106,320	$48,974	$2,603,116	299,898	$235,947
Federated Hermes High Income Bond Fund II, Class P	$2,458,157	$767,009	$—	$25,760	$—	$3,250,926	572,346	$157,009
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,048	$440	$—	$(251)	$—	$11,237	1,169	$469
Mortgage Core Fund	$26,890,940	$5,544,921	$(3,800,000)	$(302,054)	$(507,894)	$27,825,913	3,401,701	$1,319,804
Project and Trade Finance Core Fund	$3,897,234	$2,096,294	$—	$29,314	$—	$6,022,842	680,547	$415,239
TOTAL OF AFFILIATED TRANSACTIONS	$35,422,760	$9,992,487	$(4,550,000)	$(143,758)	$(458,920)	$40,262,569	5,018,784	$2,164,627
Annual Financial Statements and Additional Information

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	The cost of investments for federal tax purposes amounts to $178,264,022.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$68,841,857	$—	$1,008	$68,842,865
International	4,560,473	1,201,688	—	5,762,161
Debt Securities:
U.S. Treasuries	—	36,367,778	—	36,367,778
Corporate Bonds	—	24,550,160	—	24,550,160
Collateralized Mortgage Obligations	—	972,181	—	972,181
Foreign Governments/Agency	—	189,875	—	189,875
Mortgage-Backed Securities	—	12,669	—	12,669
Adjustable Rate Mortgage	—	1,474	—	1,474
Purchased Put Options	186,200	—	—	186,200
Investment Companies	34,239,727	—	—	34,239,727
Other Investments[1]	—	—	—	6,022,842
Repurchase Agreement	—	9,152,000	—	9,152,000
TOTAL SECURITIES	$107,828,257	$72,447,825	$1,008	$186,299,932
Other Financial Instruments:[2]
Assets	$571,262	$—	$—	$571,262
Liabilities	(3,528,632)	—	—	(3,528,632)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,957,370)	$—	$—	$(2,957,370)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $6,022,842 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.
Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.02	$8.46	$12.90	$11.09	$11.30
Income From Investment Operations:
Net investment income (loss)[1]	0.25	0.20	0.16	0.19	0.19
Net realized and unrealized gain (loss)	1.13	0.52	(1.72)	1.83	(0.13)
Total From Investment Operations	1.38	0.72	(1.56)	2.02	0.06
Less Distributions:
Distributions from net investment income	(0.21)	(0.16)	(0.21)	(0.21)	(0.27)
Distributions from net realized gain	—	—	(2.67)	—	—
Total Distributions	(0.21)	(0.16)	(2.88)	(0.21)	(0.27)
Net Asset Value, End of Period	$10.19	$9.02	$8.46	$12.90	$11.09
Total Return[2]	15.56%	8.68%	(13.75)%	18.51%	0.93%
Ratios to Average Net Assets:
Net expenses[3]	0.98%	0.95%	0.95%	0.93%	0.92%
Net investment income	2.55%	2.39%	1.72%	1.58%	1.82%
Expense waiver/reimbursement[4]	0.12%	0.13%	0.11%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$185,398	$174,228	$173,194	$217,682	$586,281
Portfolio turnover[5]	69%	47%	51%	60%	61%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.20	$8.63	$12.90	$11.09	$11.27
Income From Investment Operations:
Net investment income (loss)[1]	0.23	0.19	0.14	0.16	0.16
Net realized and unrealized gain (loss)	1.17	0.52	(1.74)	1.84	(0.12)
Total From Investment Operations	1.40	0.71	(1.60)	2.00	0.04
Less Distributions:
Distributions from net investment income	(0.19)	(0.14)	—	(0.19)	(0.22)
Distributions from net realized gain	—	—	(2.67)	—	—
Total Distributions	(0.19)	(0.14)	(2.67)	(0.19)	(0.22)
Net Asset Value, End of Period	$10.41	$9.20	$8.63	$12.90	$11.09
Total Return[2]	15.41%	8.33%	(14.00)%	18.25%	0.71%
Ratios to Average Net Assets:
Net expenses[3]	1.23%	1.20%	1.20%	1.16%	1.17%
Net investment income	2.30%	2.14%	1.47%	1.38%	1.57%
Expense waiver/reimbursement[4]	0.12%	0.13%	0.11%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,523	$1,581	$1,576	$1,949	$39,680
Portfolio turnover[5]	69%	47%	51%	60%	61%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in securities, at value including $40,262,569 of investments in affiliated holdings* (identified cost $176,066,541, including $41,144,052 of identified cost in affiliated holdings)	$186,299,932
Cash	7,232
Due from broker (Note 2)	2,000
Income receivable	690,379
Income receivable from affiliated holdings	257,365
Receivable for investments sold	31,840
Receivable for shares sold	425,610
Total Assets	187,714,358
Liabilities:
Payable for investments purchased	271,870
Payable for shares redeemed	51,754
Payable for variation margin on futures contracts	333,194
Payable for investment adviser fee (Note 5)	3,131
Payable for administrative fee (Note 5)	737
Payable for auditing fees	31,909
Payable for custodian fees	18,665
Payable for portfolio accounting fees	56,695
Payable for distribution services fee (Note 5)	331
Accrued expenses (Note 5)	25,162
Total Liabilities	793,448
Net assets for 18,331,517 shares outstanding	$186,920,910
Net Assets Consist of:
Paid-in capital	$170,411,064
Total distributable earnings (loss)	16,509,846
Total Net Assets	$186,920,910
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$185,397,681 ÷ 18,185,189 shares outstanding, no par value, unlimited shares authorized	$10.19
Service Shares:
$1,523,229 ÷ 146,328 shares outstanding, no par value, unlimited shares authorized	$10.41

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Dividends (including $2,164,627 received from affiliated holdings* and net of foreign taxes withheld of $278)	$3,682,394
Interest	2,819,871
TOTAL INCOME	6,502,265
Expenses:
Investment adviser fee (Note 5)	1,382,509
Administrative fee (Note 5)	278,848
Custodian fees	47,317
Transfer agent fees	17,851
Directors’/Trustees’ fees (Note 5)	1,758
Auditing fees	39,887
Legal fees	9,658
Portfolio accounting fees	132,078
Distribution services fee (Note 5)	3,856
Printing and postage	39,660
Miscellaneous (Note 5)	67,880
TOTAL EXPENSES	2,021,302
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(217,035)
Net expenses	1,804,267
Net investment income	4,697,998
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts and Futures Contracts:
Net realized gain on investments (including net realized loss of $(458,920) on sales of investments in affiliated holdings*)	8,126,429
Net realized loss on foreign currency transactions	(389)
Net realized gain on foreign exchange contracts	448
Net realized gain on futures contracts	17,859,993
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(143,758) on investments in affiliated holdings*)	262,825
Net change in unrealized appreciation of futures contracts	(4,315,806)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts and futures contracts	21,933,500
Change in net assets resulting from operations	$26,631,498

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,697,998	$4,090,425
Net realized gain (loss)	25,986,481	3,543,413
Net change in unrealized appreciation/depreciation	(4,052,981)	6,615,097
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	26,631,498	14,248,935
Distributions to Shareholders:
Primary Shares	(4,066,627)	(3,205,320)
Service Shares	(32,143)	(24,674)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,098,770)	(3,229,994)
Share Transactions:
Proceeds from sale of shares	4,596,248	3,643,010
Net asset value of shares issued to shareholders in payment of distributions declared	4,098,768	3,229,994
Cost of shares redeemed	(20,116,208)	(16,852,254)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,421,192)	(9,979,250)
Change in net assets	11,111,536	1,039,691
Net Assets:
Beginning of period	175,809,374	174,769,683
End of period	$186,920,910	$175,809,374
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. The Co-Advisers each are registered as a “commodity pool operator” with respect to operation of the Fund.
Effective April 30, 2023, Federated Global Investment Management Corp. resigned as Co-Adviser of the Fund. Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania remain as Co-Advisers to the Fund. Effective the same date, a service agreement between FIMCO and Federated Hermes (UK) LLP (Federated UK) pursuant to which Federated UK provided certain non-discretionary credit research and analysis services to FIMCO was terminated. Fees, if any, paid to Federated UK for these services were paid by FIMCO and not by the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Co-Advisers, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Co-Advisers’ valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Co-Advisers’ valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Co-Advisers as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Co-Advisers are subject to the Trustees oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Co-Advisers’ fair value determinations.
The Co-Advisers acting through their Valuation Committee, are responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Co-Advisers and certain of the Co-Advisers’ affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an
Annual Financial Statements and Additional Information

investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Co-Advisers. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Co-Advisers’ fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Co-Advisers.
The Co-Advisers have also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Co-Advisers have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Co-Advisers. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver/reimbursement of $217,035 is disclosed in Note 5.
Annual Financial Statements and Additional Information

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $102,857,520 and $21,199,888, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments.
At December 31, 2024, the Fund had no outstanding written option contracts.
Annual Financial Statements and Additional Information

The average market value of purchased put and call options held by the Fund throughout the period was $225,046 and $10,985, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Co-Advisers.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$(537,256)*
Equity contracts		—	Payable for variation margin on futures contracts	3,494,626*
Equity contracts	Purchased options, within Investment in securities, at value	186,200		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$186,200		$2,957,370

*
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$903,699	$—	$—	$903,699
Equity contracts	16,956,294	—	(2,638,813)	14,317,481
Foreign exchange contracts	—	448	—	448
TOTAL	$17,859,993	$448	$(2,638,813)	$15,221,628

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$1,111,669	$—	$1,111,669
Equity contracts	(5,427,475)	17,450	(5,410,025)
TOTAL	$(4,315,806)	$17,450	$(4,298,356)

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2024		Year Ended 12/31/2023
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	454,927	$4,347,303	427,564	$3,625,602
Shares issued to shareholders in payment of distributions declared	436,802	4,066,627	388,995	3,205,320
Shares redeemed	(2,027,519)	(19,592,705)	(1,957,443)	(16,716,743)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,135,790)	$(11,178,775)	(1,140,884)	$(9,885,821)
	Year Ended 12/31/2024		Year Ended 12/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	24,331	$248,945	2,011	$17,408
Shares issued to shareholders in payment of distributions declared	3,373	32,141	2,930	24,674
Shares redeemed	(53,222)	(523,503)	(15,657)	(135,511)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(25,518)	$(242,417)	(10,716)	$(93,429)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,161,308)	$(11,421,192)	(1,151,600)	$(9,979,250)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$4,098,770	$3,229,994
As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$7,749,381
Net unrealized appreciation	$8,035,910
Undistributed long-term capital gains	$724,558
TOTAL	$16,509,849
At December 31, 2024, the cost of investments for federal tax purposes was $178,264,022. The net unrealized appreciation of investments for federal tax purposes was $8,035,910. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $15,714,460 and unrealized depreciation from investments for those securities having an excess of cost over value of $7,678,550. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities, the deferral of losses on wash sales, passive foreign investment company adjustments and mark-to-market of futures contracts.
The Fund used capital loss carryforwards of $17,761,130 to offset capital gains realized during the year ended December 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2024, the Co-Advisers voluntarily waived $200,579 of their fee.
The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended December 31, 2024, the Co-Advisers reimbursed $16,456.
Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5. For the year ended December 31, 2024, the annualized fee paid to FAS was 0.151% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, proxy-related expenses and extraordinary expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.95% and 1.20% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the year ended December 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$3,856
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2024, FSC did not retain any fees paid by the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024, were as follows:
Purchases	$90,871,502
Sales	$95,978,943
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest,
Annual Financial Statements and Additional Information

on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the year ended December 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2024, 36.9% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV. Of the ordinary income distributions made by the Fund during the year ended December 31, 2024, 36% qualify for the dividend received deduction available to corporate shareholders. 64% of total ordinary income distributions are eligible to be treated as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and THE Shareholders of Federated Hermes Managed Volatility Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Managed Volatility Fund II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 14, 2025
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Insurance Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	139,361,429.008	3,866,280.559	0	N/A
Thomas R. Donahue	139,344,114.425	3,883,595.142	0	N/A
John G. Carson	138,967,757.649	4,259,951.918	0	N/A
G. Thomas Hough	139,026,471.524	4,201,238.043	0	N/A
Karen L. Larrimer	139,433,137.343	3,794,572.224	0	N/A
Max F. Miller	139,235,231.029	3,992,478.538	0	N/A
Frank J. Nasta	139,362,952.280	3,864,757.287	0	N/A
Thomas M. O’Neill	139,014,405.845	4,213,303.722	0	N/A
Madelyn A. Reilly	139,382,797.166	3,844,912.401	0	N/A
John S. Walsh	139,312,383.263	3,915,326.304	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Managed Volatility Fund II (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (the “Adviser”), under which they will serve as co-advisers to the Fund (the “Co-Advisers”) (the “Contract”) for an additional one-year term. The Board noted the resignation of Federated Global Investment Management Corp., the Fund’s former co-adviser, effective April 30, 2023. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Co-Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Co-Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Co-Advisers’ profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers in addition to considering the
Annual Financial Statements and Additional Information

allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund’s strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. The Board considered the Co-Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Co-Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Co-Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Co-Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the
Annual Financial Statements and Additional Information

Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided by the Co-Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Co-Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Co-Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Co-Advisers, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Co-Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Co-Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall
Annual Financial Statements and Additional Information

category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Co-Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (ix) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Co-Advisers from their relationships with the Fund was not unreasonable in relation to the services provided.
Annual Financial Statements and Additional Information

The Board considered that the Contract provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The Board further considered that the Contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May Meetings, the Board considered the fee allocation and the Co-Advisers’ analysis as to whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund. The Board noted the reallocation of the advisory fee among the remaining Co-Advisers in connection with the resignation of Federated Global Investment Management Corp., the Fund’s former co-adviser, effective April 30, 2023.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes Funds has been active in managing expenses of the Federated Hermes in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints, at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Financial Statements and Additional Information

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Managed Volatility Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
CUSIP 313916744
G00845-01 (2/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
December 31, 2024

Share Class	Primary	Service

Federated Hermes Quality Bond Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2024
Principal Amount or Shares			Value
		CORPORATE BONDS—98.4%
		Basic Industry - Chemicals—0.4%
$ 500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 491,967
		Basic Industry - Metals & Mining—1.0%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	320,514
200,000	[1]	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	174,056
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	199,228
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	335,837
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	361,074
		TOTAL	1,390,709
		Basic Industry - Paper—0.3%
400,000		Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	402,814
		Capital Goods - Aerospace & Defense—3.3%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	579,585
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	277,546
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	184,570
600,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	572,337
500,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	454,168
200,000		Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	209,626
700,000		GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	668,042
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	393,850
600,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	504,155
800,000		RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	779,107
		TOTAL	4,622,986
		Capital Goods - Building Materials—0.9%
415,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	388,063
150,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	150,867
155,000		Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	160,576
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	252,842
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	289,308
		TOTAL	1,241,656
		Capital Goods - Construction Machinery—1.7%
500,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	473,425
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	202,199
600,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	570,965
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	581,462
510,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	490,708
		TOTAL	2,318,759
		Capital Goods - Diversified Manufacturing—1.9%
600,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	518,229
555,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	472,228
200,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	202,070
85,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	85,657
585,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	539,802
500,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	451,635
235,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	233,162
125,000		Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	126,721
		TOTAL	2,629,504
Annual Financial Statements and Additional Information
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—1.3%
$ 231,000		CCO Safari II LLC, 4.908%, 7/23/2025	$ 230,806
85,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	86,676
150,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	153,505
400,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	382,470
750,000		Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	672,075
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	292,076
		TOTAL	1,817,608
		Communications - Media & Entertainment—1.6%
220,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	215,096
250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	232,411
500,000		Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	498,616
500,000		Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	498,022
310,000		Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	273,376
500,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	465,374
		TOTAL	2,182,895
		Communications - Telecom Wireless—1.9%
500,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	473,084
430,000		Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	361,849
250,000		Crown Castle Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	247,295
250,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	243,967
900,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	847,332
500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	489,779
		TOTAL	2,663,306
		Communications - Telecom Wirelines—2.2%
300,000		AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	283,233
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	706,747
200,000		NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	196,227
200,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	198,808
200,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	195,016
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	274,992
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	659,553
410,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	353,251
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	160,290
		TOTAL	3,028,117
		Consumer Cyclical - Automotive—3.5%
900,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.400%, 9/5/2029	875,532
300,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	301,255
600,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 9/25/2029	602,567
250,000		Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	246,228
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	250,209
290,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	300,621
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	208,838
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	459,856
210,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	214,577
675,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	676,631
700,000		Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	674,224
		TOTAL	4,810,538
		Consumer Cyclical - Retailers—2.7%
1,000,000	[1]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	892,163
470,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	423,924
Annual Financial Statements and Additional Information
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 265,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	$ 256,087
240,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	230,376
250,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	248,723
275,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	255,711
500,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	501,289
320,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	262,656
120,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	115,466
580,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	485,565
90,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	90,041
	TOTAL	3,762,001
	Consumer Cyclical - Services—1.6%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	168,612
500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	482,552
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	164,192
260,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	253,788
400,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	396,519
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	735,386
54,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	47,572
	TOTAL	2,248,621
	Consumer Non-Cyclical - Food/Beverage—3.9%
450,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	450,111
1,015,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	909,546
750,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	742,242
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	371,006
775,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	743,639
417,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	407,270
900,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	882,115
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	247,597
510,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	441,641
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	58,717
150,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	151,712
	TOTAL	5,405,596
	Consumer Non-Cyclical - Health Care—2.1%
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	244,185
1,290,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,250,554
235,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	212,633
300,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	311,830
85,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	81,808
500,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	494,870
300,000	Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	300,871
	TOTAL	2,896,751
	Consumer Non-Cyclical - Pharmaceuticals—4.4%
453,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	447,791
1,005,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	933,234
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	59,824
1,000,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	1,009,551
140,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	140,008
235,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	224,361
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	581,325
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	198,749
Annual Financial Statements and Additional Information
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 235,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	$ 203,241
415,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	417,149
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	140,792
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	217,480
670,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	557,890
450,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	415,434
240,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	234,133
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	288,528
	TOTAL	6,069,490
	Consumer Non-Cyclical - Products—0.3%
200,000	Kenvue, Inc., Sr. Unsecd. Note, 5.000%, 3/22/2030	201,552
200,000	Kenvue, Inc., Sr. Unsecd. Note, 5.350%, 3/22/2026	201,958
	TOTAL	403,510
	Consumer Non-Cyclical - Supermarkets—0.5%
610,000	Kroger Co., Bond, 6.900%, 4/15/2038	671,525
	Consumer Non-Cyclical - Tobacco—1.9%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	348,465
300,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	306,806
300,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	340,525
300,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.750%, 11/1/2031	293,534
300,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	299,735
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	502,794
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	144,255
360,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	378,455
	TOTAL	2,614,569
	Energy - Independent—1.9%
215,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	197,974
200,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	200,496
300,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	295,153
160,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	166,396
700,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	693,050
200,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	202,868
580,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	594,384
325,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	313,862
	TOTAL	2,664,183
	Energy - Integrated—1.3%
500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	497,353
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	250,218
500,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	493,236
530,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	567,447
	TOTAL	1,808,254
	Energy - Midstream—3.6%
265,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	237,298
300,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	280,052
100,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	99,553
290,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	280,130
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	389,244
630,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	543,666
395,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	396,761
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	338,961
Annual Financial Statements and Additional Information
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 350,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	$ 359,460
120,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	124,247
500,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	465,286
140,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	127,209
400,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	412,599
275,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	285,539
600,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	586,910
	TOTAL	4,926,915
	Energy - Refining—0.6%
185,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	178,338
335,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	352,079
215,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	241,526
	TOTAL	771,943
	Financial Institution - Banking—23.8%
60,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	61,221
1,085,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,084,570
300,000	Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	286,089
1,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,674,531
1,250,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,217,747
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	482,009
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	487,382
250,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	238,110
400,000	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	401,904
500,000	Citigroup, Inc., 4.125%, 7/25/2028	486,467
250,000	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	240,141
1,400,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,220,698
480,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	471,988
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	495,240
250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	245,120
500,000	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	485,326
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	78,902
150,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	152,258
260,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	274,245
300,000	Comerica, Inc., 3.800%, 7/22/2026	294,441
155,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	156,790
140,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	138,136
450,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	455,170
250,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	237,684
260,000	FNB Corp. (PA), 5.722%, 12/11/2030	256,799
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	299,460
200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	192,055
750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	619,234
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	238,474
1,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,223,179
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	486,770
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	254,831
240,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	211,439
220,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	227,226
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	843,775
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	858,228
Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	$ 494,105
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	490,165
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	247,458
165,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	164,025
400,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	416,539
410,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	405,719
250,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	239,513
320,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	343,121
550,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	530,493
1,000,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	981,979
210,000	Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	210,618
500,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	492,537
195,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	194,005
500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	414,202
165,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	146,661
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	482,495
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	487,289
200,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	203,532
185,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	187,219
350,000	Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	342,001
65,000	State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	61,939
1,200,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,202,514
300,000	Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	299,883
160,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	161,269
500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	455,551
500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	491,014
400,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	388,946
200,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	213,929
300,000	US Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	302,566
250,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	254,947
1,250,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,185,286
1,320,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	1,280,895
235,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	232,487
250,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	253,890
750,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	706,545
1,000,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	882,229
	TOTAL	32,925,205
	Financial Institution - Broker/Asset Mgr/Exchange—1.2%
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	217,808
500,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	422,096
200,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	213,378
245,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	237,904
595,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	587,910
	TOTAL	1,679,096
	Financial Institution - Finance Companies—2.1%
205,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	189,913
500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	435,839
550,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	546,658
700,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	667,696
550,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	531,777
Annual Financial Statements and Additional Information
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 140,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	$ 143,552
180,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	187,589
250,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	245,546
		TOTAL	2,948,570
		Financial Institution - Insurance - Health—0.8%
645,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	580,963
200,000		The Cigna Group, Sr. Unsecd. Note, 4.375%, 10/15/2028	196,145
400,000		The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	400,130
		TOTAL	1,177,238
		Financial Institution - Insurance - Life—1.8%
350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	333,584
500,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	503,078
350,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	360,331
800,000	[1]	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	720,764
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	208,502
300,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	383,867
		TOTAL	2,510,126
		Financial Institution - Insurance - P&C—0.5%
300,000		Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	301,436
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	242,034
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	91,027
		TOTAL	634,497
		Financial Institution - REIT - Apartment—0.9%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	383,283
115,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	103,251
320,000		Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	264,120
500,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	485,181
		TOTAL	1,235,835
		Financial Institution - REIT - Healthcare—1.3%
445,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	364,321
710,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	702,604
375,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	328,095
500,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	455,511
		TOTAL	1,850,531
		Financial Institution - REIT - Office—0.8%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	246,489
480,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	479,621
80,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	70,389
120,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	95,465
250,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	274,490
		TOTAL	1,166,454
		Financial Institution - REIT - Other—0.9%
390,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	389,595
320,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	314,743
275,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	233,994
250,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	248,229
		TOTAL	1,186,561
		Financial Institution - REIT - Retail—1.1%
725,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	662,590
250,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	222,036
Annual Financial Statements and Additional Information
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—continued
$ 400,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	$ 373,833
300,000	Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	295,798
	TOTAL	1,554,257
	Sovereign—0.4%
510,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	533,126
	Technology—9.1%
300,000	Accenture Capital, Inc., Sr. Unsecd. Note, 4.050%, 10/4/2029	291,250
125,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	114,575
350,000	AppLovin Corp., Sr. Unsecd. Note, 5.375%, 12/1/2031	350,256
240,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	238,364
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	337,362
666,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	650,837
400,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	402,703
135,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	118,237
250,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	240,610
250,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	239,959
215,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	218,840
250,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	221,076
500,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	486,542
225,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	228,606
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	243,989
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	306,928
300,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	284,517
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	80,164
300,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	256,702
260,000	Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	254,521
200,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	195,142
200,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	192,340
400,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	392,783
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	91,230
240,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	230,991
310,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	301,545
195,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	194,681
90,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	89,401
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	728,028
575,000	Oracle Corp., Sr. Unsecd. Note, 2.300%, 3/25/2028	531,743
230,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	241,316
430,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	366,749
875,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	861,820
805,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	702,604
400,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	415,505
245,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	237,247
545,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	467,566
600,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	581,592
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	251,213
	TOTAL	12,639,534
	Transportation - Railroads—0.7%
500,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	426,463
500,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	476,868
	TOTAL	903,331
Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—2.0%
$ 400,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	$ 401,586
735,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	698,562
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	264,495
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	238,827
550,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	552,455
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	305,255
350,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	333,118
	TOTAL	2,794,298
	Utility - Electric—5.7%
250,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	241,882
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	173,926
425,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	370,038
130,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	129,794
400,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	350,812
400,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	363,463
200,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	203,315
200,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	196,023
330,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.625%, 7/12/2026	314,813
400,000	EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	412,270
635,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	605,556
250,000	Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	251,669
500,000	Exelon Corp., Sr. Unsecd. Note, Series WI, 2.750%, 3/15/2027	478,875
240,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	232,620
500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	506,130
260,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	259,714
600,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	601,338
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	486,835
45,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	45,402
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	223,876
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	245,010
300,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	293,854
800,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	669,186
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	139,997
108,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	107,269
	TOTAL	7,903,667
	Utility - Natural Gas—0.3%
500,000	Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	481,582
	Utility - Natural Gas Distributor—0.2%
250,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	246,522
	TOTAL CORPORATE BONDS (IDENTIFIED COST $141,252,261)	136,214,647
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
212	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	219
	Government National Mortgage Association—0.0%
468	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	476
737	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	756
974	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	991
1,556	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	1,583
1,328	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,361
Annual Financial Statements and Additional Information
9

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 291	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	$ 298
1,056	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,087
3,987	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,086
3,016	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,094
6,688	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	6,869
	TOTAL	20,601
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $20,318)	20,820
	REPURCHASE AGREEMENT—1.4%
1,952,000	Interest in $923,000,000 joint repurchase agreement 4.46%, dated 12/31/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $923,228,699 on 1/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $941,693,273. (IDENTIFIED COST $1,952,000)	1,952,000
	INVESTMENT COMPANY—1.4%
1,944,103	Federated Hermes Government Obligations Fund, Premier Shares 4.40%[2] (IDENTIFIED COST $1,944,103)	1,944,103
	TOTAL INVESTMENT IN SECURITIES—101.2% (IDENTIFIED COST $145,168,682)[3]	140,131,570
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[4]	(1,596,513)
	TOTAL NET ASSETS—100%	$138,535,057
At December 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	16	$1,740,000	March 2025	$(16,537)
United States Treasury Notes 10-Year Ultra Long Futures	25	$2,782,813	March 2025	$(57,915)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(74,452)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2023	$—
Purchases at Cost	$4,370,838
Proceeds from Sales	$(2,426,735)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2024	$1,944,103
Shares Held as of 12/31/2024	1,944,103
Dividend Income	$—

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $145,168,682.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Annual Financial Statements and Additional Information
10

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$136,214,647	$—	$136,214,647
Mortgage-Backed Securities	—	20,820	—	20,820
Investment Company	1,944,103	—	—	1,944,103
Repurchase Agreement	—	1,952,000	—	1,952,000
TOTAL SECURITIES	$1,944,103	$138,187,467	$—	$140,131,570
Other Financial Instruments:[1]
Liabilities	$(74,452)	$—	$—	$(74,452)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.14	$9.81	$11.26	$11.82	$11.31
Income From Investment Operations:
Net investment income (loss)[1]	0.32	0.29	0.25	0.25	0.28
Net realized and unrealized gain (loss)	0.06	0.30	(1.27)	(0.42)	0.58
Total From Investment Operations	0.38	0.59	(1.02)	(0.17)	0.86
Less Distributions:
Distributions from net investment income	(0.30)	(0.26)	(0.27)	(0.29)	(0.32)
Distributions from net realized gain	—	—	(0.16)	(0.10)	(0.03)
Total Distributions	(0.30)	(0.26)	(0.43)	(0.39)	(0.35)
Net Asset Value, End of Period	$10.22	$10.14	$9.81	$11.26	$11.82
Total Return[2]	3.89%	6.14%	(9.28)%	(1.40)%	8.12%
Ratios to Average Net Assets:
Net expenses[3]	0.77%	0.74%	0.74%	0.74%	0.74%
Net investment income	3.19%	2.94%	2.44%	2.17%	2.50%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.07%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$126,866	$132,027	$134,757	$162,034	$170,912
Portfolio turnover[5]	21%	15%	15%	27%	24%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.12	$9.79	$11.23	$11.79	$11.28
Income From Investment Operations:
Net investment income (loss)[1]	0.30	0.26	0.22	0.22	0.26
Net realized and unrealized gain (loss)	0.06	0.30	(1.26)	(0.42)	0.57
Total From Investment Operations	0.36	0.56	(1.04)	(0.20)	0.83
Less Distributions:
Distributions from net investment income	(0.28)	(0.23)	(0.24)	(0.26)	(0.29)
Distributions from net realized gain	—	—	(0.16)	(0.10)	(0.03)
Total Distributions	(0.28)	(0.23)	(0.40)	(0.36)	(0.32)
Net Asset Value, End of Period	$10.20	$10.12	$9.79	$11.23	$11.79
Total Return[2]	3.62%	5.85%	(9.46)%	(1.66)%	7.86%
Ratios to Average Net Assets:
Net expenses[3]	1.02%	0.99%	0.99%	0.99%	0.99%
Net investment income	2.94%	2.69%	2.19%	1.92%	2.25%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.07%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,669	$12,468	$12,873	$16,287	$18,302
Portfolio turnover[5]	21%	15%	15%	27%	24%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in securities, at value including $1,884,455 of securities loaned and $1,944,103 of investments in affiliated holdings* (identified cost $145,168,682, including $1,944,103 of identified cost in affiliated holdings)	$140,131,570
Cash	170
Due from broker (Note 2)	102,000
Income receivable	1,455,261
Receivable for shares sold	94,328
Total Assets	141,783,329
Liabilities:
Payable for shares redeemed	1,208,646
Payable for variation margin on futures contracts	9,703
Payable for collateral due to broker for securities lending (Note 2)	1,944,103
Payable for investment adviser fee (Note 5)	1,952
Payable for administrative fee (Note 5)	296
Payable for distribution services fee (Note 5)	2,477
Accrued expenses (Note 5)	81,095
Total Liabilities	3,248,272
Net assets for 13,560,510 shares outstanding	$138,535,057
Net Assets Consist of:
Paid-in capital	$142,031,955
Total distributable earnings (loss)	(3,496,898)
Total Net Assets	$138,535,057
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$126,865,714 ÷ 12,416,112 shares outstanding, no par value, unlimited shares authorized	$10.22
Service Shares:
$11,669,343 ÷ 1,144,398 shares outstanding, no par value, unlimited shares authorized	$10.20

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Interest	$5,639,009
Net income on securities loaned (Note 2)	8,690
TOTAL INCOME	5,647,699
Expenses:
Investment adviser fee (Note 5)	856,048
Administrative fee (Note 5)	116,989
Custodian fees	9,183
Transfer agent fees	14,220
Directors’/Trustees’ fees (Note 5)	1,614
Auditing fees	31,013
Legal fees	10,843
Portfolio accounting fees	87,484
Distribution services fee (Note 5)	29,708
Printing and postage	25,721
Miscellaneous (Note 5)	53,922
TOTAL EXPENSES	1,236,745
Waiver of investment adviser fee (Note 5)	(113,639)
Net expenses	1,123,106
Net investment income	4,524,593
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(755,532)
Net realized gain on futures contracts	118,137
Net change in unrealized depreciation of investments	1,712,891
Net change in unrealized appreciation of futures contracts	(289,487)
Net realized and unrealized gain (loss) on investments and futures contracts	786,009
Change in net assets resulting from operations	$5,310,602
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,524,593	$4,241,009
Net realized gain (loss)	(637,395)	(1,609,889)
Net change in unrealized appreciation/depreciation	1,423,404	5,957,910
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,310,602	8,589,030
Distributions to Shareholders:
Primary Shares	(3,912,193)	(3,525,781)
Service Shares	(328,726)	(302,937)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,240,919)	(3,828,718)
Share Transactions:
Proceeds from sale of shares	8,976,954	6,077,305
Net asset value of shares issued to shareholders in payment of distributions declared	4,240,916	3,828,715
Cost of shares redeemed	(20,247,294)	(17,801,451)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,029,424)	(7,895,431)
Change in net assets	(5,959,741)	(3,135,119)
Net Assets:
Beginning of period	144,494,798	147,629,917
End of period	$138,535,057	$144,494,798
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
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The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $113,639 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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18

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $5,827,969. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of December 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,884,455	$1,944,103
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$74,452*

*
Includes net cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Financial Statements and Additional Information
19

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$118,137

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(289,487)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2024		Year Ended 12/31/2023
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	813,993	$8,245,201	600,606	$5,898,833
Shares issued to shareholders in payment of distributions declared	397,580	3,912,193	363,483	3,525,780
Shares redeemed	(1,811,540)	(18,305,295)	(1,684,684)	(16,501,494)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(599,967)	$(6,147,901)	(720,595)	$(7,076,881)
	Year Ended 12/31/2024		Year Ended 12/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	72,346	$731,753	18,252	$178,472
Shares issued to shareholders in payment of distributions declared	33,407	328,723	31,230	302,935
Shares redeemed	(193,178)	(1,941,999)	(133,109)	(1,299,957)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(87,425)	$(881,523)	(83,627)	$(818,550)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(687,392)	$(7,029,424)	(804,222)	$(7,895,431)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$4,240,919	$3,828,718
As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,523,913
Net unrealized depreciation	$(5,037,112)
Capital loss carryforwards	$(2,983,699)
TOTAL	$(3,496,898)
At December 31, 2024, the cost of investments for federal tax purposes was $145,168,682. The net unrealized depreciation of investments for federal tax purposes was $5,037,112. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $656,204 and unrealized depreciation from investments for those securities having an excess of cost over value of $5,693,316. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for mark-to-market of futures contracts.
As of December 31, 2024, the Fund had a capital loss carryforward of $2,983,699 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Annual Financial Statements and Additional Information
20

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$271,784	$2,711,915	$2,983,699
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2024, the Adviser voluntarily waived $113,639 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2024, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$29,708
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2024, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Financial Statements and Additional Information
21

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024, were as follows:
Purchases	$28,564,525
Sales	$33,879,095
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the year ended December 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2024, 99.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
22

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and the Shareholders of Federated Hermes Quality Bond Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Quality Bond Fund II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 14, 2025
Annual Financial Statements and Additional Information
23

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Insurance Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	139,361,429.008	3,866,280.559	0	N/A
Thomas R. Donahue	139,344,114.425	3,883,595.142	0	N/A
John G. Carson	138,967,757.649	4,259,951.918	0	N/A
G. Thomas Hough	139,026,471.524	4,201,238.043	0	N/A
Karen L. Larrimer	139,433,137.343	3,794,572.224	0	N/A
Max F. Miller	139,235,231.029	3,992,478.538	0	N/A
Frank J. Nasta	139,362,952.280	3,864,757.287	0	N/A
Thomas M. O’Neill	139,014,405.845	4,213,303.722	0	N/A
Madelyn A. Reilly	139,382,797.166	3,844,912.401	0	N/A
John S. Walsh	139,312,383.263	3,915,326.304	0	N/A
Annual Financial Statements and Additional Information
24

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Quality Bond Fund II (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
25

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information
26

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
27

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
28

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
29

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Quality Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G00433-14 (2/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
December 31, 2024

Federated Hermes Fund for U.S. Government Securities II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2024
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—68.5%
	Federal Home Loan Mortgage Corporation—19.2%
$5,497,812	2.000%, 1/1/2052	$ 4,291,479
1,616,409	2.000%, 1/1/2052	1,279,415
1,186,277	2.500%, 9/1/2050	977,015
1,118,129	2.500%, 1/1/2052	923,684
2,310,072	2.500%, 4/1/2052	1,907,624
361,452	3.500%, 6/1/2052	324,387
1,218,060	3.500%, 7/1/2052	1,089,728
46,936	4.000%, 12/1/2047	43,494
533,989	4.000%, 9/1/2052	488,776
947,733	4.500%, 11/1/2037	928,053
136,610	5.000%, 1/1/2034	136,721
39,953	5.000%, 5/1/2034	39,987
32,823	5.000%, 4/1/2036	32,827
11,584	5.000%, 5/1/2036	11,586
7,302	5.000%, 6/1/2036	7,302
31,809	5.000%, 6/1/2040	31,764
225,045	5.500%, 5/1/2034	229,674
10,412	5.500%, 12/1/2035	10,651
57,713	5.500%, 2/1/2036	59,013
42,120	5.500%, 5/1/2036	43,104
2,822	5.500%, 5/1/2036	2,888
4,416	5.500%, 5/1/2036	4,517
2,688	5.500%, 6/1/2036	2,751
813	5.500%, 6/1/2036	831
36,168	5.500%, 11/1/2037	37,013
64,013	5.500%, 1/1/2038	65,508
269,946	5.500%, 5/1/2038	272,095
2,504	6.000%, 1/1/2032	2,565
8,030	6.000%, 2/1/2032	8,233
40,068	6.000%, 4/1/2036	41,435
4,859	6.000%, 5/1/2036	5,025
120,491	6.000%, 6/1/2037	125,046
6,292	6.000%, 7/1/2037	6,531
1,904	6.500%, 3/1/2029	1,945
1,280	6.500%, 6/1/2029	1,309
650	6.500%, 7/1/2029	665
225	6.500%, 9/1/2029	229
594	7.000%, 12/1/2029	616
142	7.000%, 6/1/2030	147
81	7.000%, 11/1/2030	85
125,290	7.000%, 4/1/2032	131,433
4,451	7.500%, 1/1/2031	4,677
827	8.500%, 5/1/2030	865
	TOTAL	13,572,693
	Federal National Mortgage Association—29.2%
1,976,800	2.000%, 7/1/2050	1,548,609
833,946	2.000%, 7/1/2051	652,264
911,502	2.000%, 8/1/2051	716,911
813,436	2.000%, 2/1/2052	636,731
1,749,714	2.000%, 2/1/2052	1,365,790
695,243	2.000%, 2/1/2052	546,386
Annual Financial Statements and Additional Information
1

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 373,791	2.500%, 9/1/2036	$ 339,792
1,137,623	2.500%, 9/1/2050	933,745
538,574	2.500%, 10/1/2051	442,559
772,624	2.500%, 1/1/2052	632,227
614,508	2.500%, 2/1/2052	501,499
649,863	2.500%, 3/1/2052	530,352
30,970	3.000%, 2/1/2047	27,071
517,546	3.000%, 2/1/2048	443,011
1,699,392	3.000%, 2/1/2048	1,472,709
759,551	3.000%, 5/1/2051	647,552
1,371,136	3.000%, 2/1/2052	1,169,385
1,007,401	3.000%, 6/1/2052	865,153
553,773	3.000%, 6/1/2052	470,594
1,238,236	3.500%, 8/1/2037	1,172,084
1,259,163	3.500%, 9/1/2037	1,191,892
295,520	3.500%, 12/1/2047	266,254
750,525	3.500%, 1/1/2048	671,275
854,305	3.500%, 11/1/2050	769,436
571,828	3.500%, 6/1/2052	510,152
116,195	4.500%, 10/1/2041	112,858
746,282	4.500%, 2/1/2053	704,921
104,857	5.000%, 7/1/2034	104,940
12,832	5.000%, 11/1/2035	12,838
57,442	5.500%, 9/1/2034	58,689
16,958	5.500%, 1/1/2036	17,336
30,142	5.500%, 4/1/2036	30,815
875,802	5.500%, 6/1/2053	864,856
807	6.000%, 7/1/2029	820
715	6.000%, 5/1/2031	732
4,575	6.000%, 5/1/2036	4,739
66,717	6.000%, 7/1/2036	69,149
1,876	6.000%, 7/1/2036	1,947
20,620	6.000%, 9/1/2037	21,403
17,874	6.000%, 11/1/2037	18,559
10,944	6.000%, 12/1/2037	11,188
1,014	6.500%, 6/1/2029	1,040
71	6.500%, 7/1/2029	73
113	6.500%, 7/1/2029	116
1,378	6.500%, 7/1/2029	1,408
91	6.500%, 7/1/2029	93
33	6.500%, 8/1/2029	33
2,503	6.500%, 9/1/2030	2,574
10,980	6.500%, 6/1/2031	11,335
8,661	6.500%, 4/1/2032	8,978
678	7.000%, 10/1/2029	703
7,569	7.000%, 10/1/2029	7,844
2,769	7.000%, 11/1/2030	2,886
61,099	7.000%, 4/1/2032	64,056
277	7.500%, 8/1/2028	285
82	7.500%, 9/1/2028	85
2,225	7.500%, 2/1/2030	2,330
1,101	8.000%, 7/1/2030	1,138
	TOTAL	20,664,200
	Government National Mortgage Association—19.1%
1,692,572	2.000%, 6/20/2052	1,352,089
Annual Financial Statements and Additional Information
2

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$2,410,356		2.500%, 6/20/2051	$ 2,011,753
1,074,493		3.000%, 7/20/2051	932,249
927,859		3.500%, 1/20/2048	833,308
460,810		3.500%, 5/20/2052	410,396
892,775		4.000%, 10/20/2052	823,601
897,469		4.000%, 12/20/2052	827,861
167,967		4.500%, 6/20/2039	163,911
137,856		4.500%, 10/15/2039	133,837
193,529		4.500%, 8/20/2040	188,592
864,571		4.500%, 10/20/2052	819,178
98,101		5.000%, 7/15/2034	97,693
835,177		5.000%, 9/20/2052	812,303
780,820		5.500%, 10/20/2052	775,246
1,286,224		5.500%, 9/20/2053	1,276,239
5,568		6.000%, 4/15/2032	5,647
16,227		6.000%, 5/15/2032	16,544
62,390		6.000%, 4/15/2036	63,863
55,974		6.000%, 5/15/2036	57,291
14,069		6.000%, 7/20/2036	14,439
14,800		6.000%, 5/20/2037	15,206
87,972		6.000%, 7/20/2038	90,464
849,900		6.000%, 10/20/2052	856,343
769,972		6.000%, 10/20/2053	775,810
211		6.500%, 6/15/2029	214
1,724		6.500%, 7/20/2031	1,767
1,637		6.500%, 8/20/2031	1,676
16,404		6.500%, 10/15/2031	16,738
16,585		6.500%, 12/15/2031	16,916
1,486		6.500%, 4/15/2032	1,516
12,863		6.500%, 5/15/2032	13,134
118,490		6.500%, 5/15/2032	121,050
224		7.500%, 10/15/2029	231
1,469		7.500%, 3/20/2030	1,516
626		8.000%, 4/15/2030	642
		TOTAL	13,529,263
	[1]	Uniform Mortgage-Backed Securities, TBA—1.0%
750,000		5.000%, 1/1/2055	723,311
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $50,076,070)	48,489,467
		U.S. TREASURIES—10.4%
		U.S. Treasury Bonds—7.0%
1,000,000		2.750%, 8/15/2042	751,190
300,000		2.875%, 11/15/2046	218,028
1,000,000		3.375%, 5/15/2044	810,429
600,000		3.375%, 11/15/2048	469,002
500,000		3.625%, 5/15/2053	407,133
300,000		4.000%, 11/15/2052	261,620
500,000		4.125%, 8/15/2053	445,985
1,600,000		4.500%, 2/15/2036	1,597,505
		TOTAL	4,960,892
		U.S. Treasury Notes—3.4%
1,000,000		0.625%, 11/30/2027	900,736
1,000,000		3.500%, 1/31/2028	977,219
Annual Financial Statements and Additional Information
3

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 500,000		4.250%, 11/15/2034	$ 487,266
		TOTAL	2,365,221
		TOTAL U.S. TREASURIES (IDENTIFIED COST $7,811,571)	7,326,113
		GOVERNMENT AGENCIES—7.4%
		Federal Farm Credit System—1.8%
1,250,000		5.375%, 5/1/2026	1,253,728
		Federal Home Loan Bank System—5.6%
2,000,000		4.000%, 10/9/2026	1,993,778
2,000,000		4.125%, 9/14/2029	1,978,362
		TOTAL	3,972,140
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,269,433)	5,225,868
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.6%
		Agency Commercial Mortgage-Backed Securities—4.6%
457,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	425,843
900,000		FHLMC REMIC, Series K512, Class A2, 5.000%, 11/25/2028	906,140
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	933,837
1,000,000		FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	1,002,846
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,243,274)	3,268,666
		ASSET-BACKED SECURITIES—4.0%
		Single Family Rental Securities—1.4%
605,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	554,187
409,212		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	400,555
		TOTAL	954,742
		Student Loans—2.6%
124,740		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	115,311
261,283		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	239,187
130,575		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	121,822
516,909		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	452,508
664,390		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	590,899
330,165	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.611% (CME Term SOFR 1 Month +1.214%), 7/15/2053	331,308
		TOTAL	1,851,035
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,034,981)	2,805,777
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.1%
		Government National Mortgage Association—0.4%
330,075		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	308,432
		Non-Agency Mortgage-Backed Securities—2.7%
496,259		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	431,474
1,008,612	[2]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.384% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	946,783
518,995		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/26/2053	517,738
		TOTAL	1,895,995
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,295,141)	2,204,427
		REPURCHASE AGREEMENT—2.5%
1,762,000		Interest in $923,000,000 joint repurchase agreement 4.46%, dated 12/31/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $923,228,699 on 1/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $941,693,273. (IDENTIFIED COST $1,762,000)	1,762,000
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $73,492,470)[3]	71,082,318
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[4]	(338,395)
		TOTAL NET ASSETS—100%	$70,743,923
Annual Financial Statements and Additional Information
4

At December 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	18	$3,700,969	March 2025	$2,228
United States Treasury Notes 10-Year Long Futures	15	$1,631,250	March 2025	$(15,737)
Short Futures:
United States Treasury Notes 5-Year Short Futures	3	$318,914	March 2025	$1,587
United States Treasury Notes Long Bond Short Futures	6	$683,063	March 2025	$16,306
United States Treasury Notes 10-Year Ultra Short Futures	20	$2,226,250	March 2025	$27,455
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$31,839
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	The cost of investments for federal tax purposes amounts to $73,480,099.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$48,489,467	$—	$48,489,467
U.S. Treasuries	—	7,326,113	—	7,326,113
Government Agencies	—	5,225,868	—	5,225,868
Commercial Mortgage-Backed Securities	—	3,268,666	—	3,268,666
Asset-Backed Securities	—	2,805,777	—	2,805,777
Collateralized Mortgage Obligations	—	2,204,427	—	2,204,427
Repurchase Agreement	—	1,762,000	—	1,762,000
TOTAL SECURITIES	$—	$71,082,318	$—	$71,082,318
Other Financial Instruments:[1]
Assets	$47,576	$—	$—	$47,576
Liabilities	(15,737)	—	—	(15,737)
TOTAL OTHER FINANCIAL INSTRUMENTS	$31,839	$—	$—	$31,839

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.35	$9.20	$10.71	$11.16	$10.87
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.30	0.21	0.15	0.20
Net realized and unrealized gain (loss)	(0.28)	0.08	(1.54)	(0.38)	0.36
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.38	(1.33)	(0.23)	0.56
Less Distributions:
Distributions from net investment income	(0.33)	(0.23)	(0.18)	(0.22)	(0.27)
Net Asset Value, End of Period	$9.07	$9.35	$9.20	$10.71	$11.16
Total Return[2]	0.58%	4.19%	(12.55)%	(2.04)%	5.21%
Ratios to Average Net Assets:
Net expenses[3]	0.80%	0.78%	0.78%	0.78%	0.78%
Net investment income	3.64%	3.29%	2.12%	1.34%	1.79%
Expense waiver/reimbursement[4]	0.17%	0.14%	0.13%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,744	$84,042	$91,840	$114,594	$130,306
Portfolio turnover[5]	22%	74%	122%	166%	139%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[5]	13%	65%	96%	31%	37%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in securities, at value (identified cost $73,492,470)	$71,082,318
Due from broker (Note 2)	64,400
Income receivable	349,741
Receivable for shares sold	84,113
Receivable for variation margin on futures contracts	3,217
Total Assets	71,583,789
Liabilities:
Payable for investments purchased	739,401
Payable for shares redeemed	1,644
Payable to bank	50,246
Payable for investment adviser fee (Note 5)	792
Payable for administrative fee (Note 5)	150
Payable for portfolio accounting fees	43,045
Accrued expenses (Note 5)	4,588
Total Liabilities	839,866
Net assets for 7,800,875 shares outstanding	$70,743,923
Net Assets Consist of:
Paid-in capital	$83,195,429
Total distributable earnings (loss)	(12,451,506)
Total Net Assets	$70,743,923
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$70,743,923 ÷ 7,800,875 shares outstanding, no par value, unlimited shares authorized	$9.07
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Interest	$3,415,132
Net income on securities loaned (Note 2)	220
TOTAL INCOME	3,415,352
Expenses:
Investment adviser fee (Note 5)	461,494
Administrative fee (Note 5)	62,550
Custodian fees	16,602
Transfer agent fees	9,210
Directors’/Trustees’ fees (Note 5)	1,352
Auditing fees	28,940
Legal fees	10,843
Portfolio accounting fees	102,107
Printing and postage	17,941
Miscellaneous (Note 5)	32,138
TOTAL EXPENSES	743,177
Waiver of investment adviser fee (Note 5)	(127,598)
Net expenses	615,579
Net investment income	2,799,773
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(1,020,961)
Net realized gain on futures contracts	48,509
Net change in unrealized depreciation of investments	(1,394,852)
Net change in unrealized appreciation of futures contracts	(18,549)
Net realized and unrealized gain (loss) on investments and futures contracts	(2,385,853)
Change in net assets resulting from operations	$413,920
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,799,773	$2,822,506
Net realized gain (loss)	(972,452)	(4,711,727)
Net change in unrealized appreciation/depreciation	(1,413,401)	5,406,232
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	413,920	3,517,011
Distributions to Shareholders	(2,822,220)	(2,190,864)
Share Transactions:
Proceeds from sale of shares	4,875,563	4,904,033
Net asset value of shares issued to shareholders in payment of distributions declared	2,822,220	2,190,864
Cost of shares redeemed	(18,587,974)	(16,219,095)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,890,191)	(9,124,198)
Change in net assets	(13,298,491)	(7,798,051)
Net Assets:
Beginning of period	84,042,414	91,840,465
End of period	$70,743,923	$84,042,414
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
10

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver of $127,598 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based
Annual Financial Statements and Additional Information
11

upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,621,432 and $2,085,498, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of December 31, 2024, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$31,839*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$48,509

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(18,549)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2024	Year Ended 12/31/2023
Shares sold	536,173	539,993
Shares issued to shareholders in payment of distributions declared	317,460	238,917
Shares redeemed	(2,041,115)	(1,773,813)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,187,482)	(994,903)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$2,822,220	$2,190,864
As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$2,802,319
Net unrealized depreciation	$(2,397,781)
Capital loss carryforwards	$(12,856,044)
TOTAL	$(12,451,506)
At December 31, 2024, the cost of investments for federal tax purposes was $73,480,099. The net unrealized depreciation of investments for federal tax purposes was $2,397,781. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $223,636 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,621,417. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for dollar-roll transactions and mark-to-market futures contracts.
As of December 31, 2024, the Fund had a capital loss carryforward of $12,856,044 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$5,161,893	$7,694,151	$12,856,044
The Fund used capital loss carryforwards of $71,049 to offset capital gains realized during the year ended December 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2024, the Adviser voluntarily waived $127,598 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2024, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.78% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024, were as follows:
Purchases	$995,703
Sales	$5,692,234
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the year ended December 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information
14

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2024, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Annual Financial Statements and Additional Information
15

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and the Shareholders of Federated Hermes Fund for U.S. Government Securities II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Fund for U.S. Government Securities II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 14, 2025
Annual Financial Statements and Additional Information
16

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Insurance Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	139,361,429.008	3,866,280.559	0	N/A
Thomas R. Donahue	139,344,114.425	3,883,595.142	0	N/A
John G. Carson	138,967,757.649	4,259,951.918	0	N/A
G. Thomas Hough	139,026,471.524	4,201,238.043	0	N/A
Karen L. Larrimer	139,433,137.343	3,794,572.224	0	N/A
Max F. Miller	139,235,231.029	3,992,478.538	0	N/A
Frank J. Nasta	139,362,952.280	3,864,757.287	0	N/A
Thomas M. O’Neill	139,014,405.845	4,213,303.722	0	N/A
Madelyn A. Reilly	139,382,797.166	3,844,912.401	0	N/A
John S. Walsh	139,312,383.263	3,915,326.304	0	N/A
Annual Financial Statements and Additional Information
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Fund for U.S. Government Securities II (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
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In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2023. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
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The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
21

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
22

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00846-01 (2/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Government Money Fund II: Not Applicable.

Federated Hermes High Income Bond Fund II: Not Applicable.

Federated Hermes Kaufmann Fund II: Not Applicable.

Federated Hermes Managed Volatility Fund II: Not Applicable.

Federated Hermes Quality Bond Fund II: Not Applicable.

Federated Hermes Fund for U.S. Government Securities II: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Government Money Fund II: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes High Income Bond Fund II: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes Kaufmann Fund II: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes Managed Volatility Fund II: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes Quality Bond Fund II: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities II: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Government Money Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes High Income Bond Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Managed Volatility Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Quality Bond Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Government Money Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes High Income Bond Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Managed Volatility Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Quality Bond Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Insurance Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Fisher
John B. Fisher, President - Principal Executive Officer

Date:  February 14, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 14, 2025